UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03692
Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series — Money Market Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON			MATURITY
THOUSANDS		DATE OF PURCHASE			DATE		VALUE

	Repurchase Agreements (39.3%)
$15,000	Barclays Capital, Inc. (dated 03/25/11; proceeds $15,000,321; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 5.00% due 03/15/26 — 03/20/41; valued at $15,450,001)	0.11		%	04/01/11		$15,000,000
20,000	Credit Agricole Securities (dated 03/31/11; proceeds $20,000,072; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.875% due 05/31/11; valued at $20,359,091)	0.13			04/01/11		20,000,000
12,897	Merrill Lynch & Co., Inc. (dated 03/31/11; proceeds $12,897,036; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 0.00% due 07/15/11; valued at $13,200,000)	0.10			04/01/11		12,897,000

	Total Repurchase Agreements (Cost $47,897,000)						47,897,000

	Commercial Paper (28.3%)
	Asset-Backed — Consumer Diversified (4.1%)
5,000	Sheffield Receivable Corp. (a)	0.09			04/01/11		5,000,000

	International Banks (24.2%)
2,000	ABN Amro Funding USA LLC (a)	0.31			06/16/11		1,998,691
500	BNZ International Funding (a)	0.42			06/07/11		499,609
5,500	BPCE SA (a)	0.43-0.44			06/03/11- 07/08/11		5,494,964
4,000	DNB NOR Bank ASA (a)	0.15			04/06/11		3,999,917
3,000	ING US Funding LLC	0.29			07/08/11		2,997,632
5,000	NRW Bank (a)	0.31			04/18/11		4,999,280
5,500	Skandinaviska Enskilda (a)	0.28			05/02/11- 05/04/11		5,498,635
3,000	Svenska Handelsbanken AB (a)	0.29			07/15/11		2,997,462
1,000	Westpac Securities NZ Ltd. (a)	0.31			06/06/11		999,432

							29,485,622

	Total Commercial Paper (Cost $34,485,622)						34,485,622

	Floating Rate Notes (18.0%)
	International Banks
6,000	Barclays Bank PLC	0.65	(b)		04/19/11	(c)	6,000,000
6,000	BNP Paribas	0.76	(b)		06/23/11	(c)	6,000,000
5,000	Lloyds TSB Bank PLC	0.65	(b)		04/29/11	(c)	5,000,000
5,000	Societe Generale	1.71	(b)		05/05/11	(c)	5,000,000

	Total Floating Rate Notes (Cost $22,000,000)						22,000,000

	Certificates of Deposit (14.4%)
	International Banks
5,000	Bank of Montreal — Chicago	0.23			04/25/11		5,000,000
5,000	Credit AG CIB	0.41			05/04/11		5,000,000
5,500	Credit Industriel et Commercial	0.49			04/13/11		5,500,000
2,000	Toronto — Dominion Bank	0.23			04/25/11		2,000,000

	Total Certificates of Deposit (Cost $17,500,000)						17,500,000

	Total Investments (Cost $121,882,622) (d)					100.0%	121,882,622
	Liabilities in Excess of Other Assets					0.0	(40,581)

	Net Assets					100.0%	$121,842,041

(a)	Resale is restricted to qualified institutional investors.

Morgan Stanley Variable Investment Series — Money Market Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

(b)	Rate shown is the rate in effect at March 31, 2011.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Corporate Bonds (54.7%)
	Agricultural Chemicals (0.6%)
$350	Potash Corp. of Saskatchewan, Inc. (Canada)	5.25	%	05/15/14	$381,745

	Agricultural Operations (0.4%)
260	Bunge Ltd. Finance Corp.	5.35		04/15/14	275,768

	Auto — Cars/Light Trucks (0.6%)
360	Daimler Finance North America LLC	7.30		01/15/12	378,213
30	Nissan Motor Acceptance Corp. (144A) (a)	3.25		01/30/13	30,661

					408,874

	Beverages (0.6%)
165	Anheuser-Busch InBev Worldwide, Inc.	4.125		01/15/15	174,435
205	Anheuser-Busch InBev Worldwide, Inc.	5.375		11/15/14	226,092

					400,527

	Beverages — Wine/Spirits (0.5%)
265	Bacardi Ltd. (144A) (Bermuda) (a)	7.45		04/01/14	305,148

	Building Societies (0.4%)
270	Nationwide Building Society (144A) (United Kingdom) (a)	4.65		02/25/15	273,765

	Cable/Satellite TV (0.7%)
215	COX Communications, Inc.	4.625		06/01/13	228,329
220	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.75		10/01/14	237,081

					465,410

	Capital Markets (1.6%)
425	Goldman Sachs Group, Inc. (The)	3.70		08/01/15	428,561
230	Macquarie Group Ltd. (144A) (Australia) (a)	7.30		08/01/14	255,371
365	UBS AG/Stamford CT (Series DPNT) (Switzerland)	3.875		01/15/15	374,421

					1,058,353

	Cellular Telecommunications (0.6%)
340	Vodafone Group PLC (United Kingdom)	5.00		12/16/13	369,167

	Chemicals — Diversified (0.6%)
350	Dow Chemical Co. (The)	5.90		02/15/15	388,263

	Commercial Banks (15.2%)
315	Barclays Bank PLC (United Kingdom)	2.50		01/23/13	320,655
330	BBVA Bancomer SA (144A) (Mexico) (a)	4.50		03/10/16	332,349
390	Canadian Imperial Bank of Commerce (Canada)	1.45		09/13/13	388,791
900	Commonwealth Bank of Australia (144A) (Australia) (a)	2.50		12/10/12	923,782
575	Commonwealth Bank of Australia (144A) (Australia) (a)	2.75		10/15/12	587,747
340	Credit Suisse (Switzerland)	5.50		05/01/14	372,942
120	Intesa Sanpaolo SpA (144A) (Italy) (a)	3.625		08/12/15	116,089
365	Nordea Bank AB (144A) (Sweden) (a)	2.50		11/13/12	371,467
2,300	Royal Bank of Scotland PLC (The) (144A) (United Kingdom) (a)	2.625		05/11/12	2,351,492
335	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15	348,502
300	Standard Chartered PLC (144A) (United Kingdom) (a)	3.85		04/27/15	307,297
320	Svenska Handelsbanken AB (144A) (Sweden) (a)	2.875		09/14/12	327,868
1,545	Swedbank AB (144A) (Sweden) (a)	2.90		01/14/13	1,587,025
750	Wells Fargo & Co. (Series I)	3.75		10/01/14	786,495
810	Westpac Securities NZ Ltd. (144A) (New Zealand) (a)	2.50		05/25/12	825,886

					9,948,387

	Data Processing Services (0.3%)
203	Fiserv, Inc.	6.125		11/20/12	218,039

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Diversified Financial Services (3.2%)
$300	Bank of America Corp.	4.50	%	04/01/15	$311,806
475	Citigroup, Inc. (b)	4.587		12/15/15	491,690
1,000	General Electric Capital Corp.	2.25		11/09/15	961,705
250	JPMorgan Chase & Co.	3.40		06/24/15	251,780
110	Societe Generale (144A) (France) (a)	3.10		09/14/15	108,399

					2,125,380

	Diversified Minerals (0.6%)
350	Anglo American Capital PLC (144A) (United Kingdom) (a)	9.375		04/08/14	418,909

	Diversified Telecommunication Services (0.6%)
375	AT&T, Inc.	2.50		08/15/15	372,600

	Electric — Integrated (2.4%)
150	Commonwealth Edison Co.	1.625		01/15/14	149,145
380	Dominion Resources, Inc.	5.70		09/17/12	404,050
350	EDF SA (144A) (France) (a)	5.50		01/26/14	383,724
350	Enel Finance International SA (144A) (Luxembourg) (a)	3.875		10/07/14	362,053
265	NextEra Energy Capital Holdings, Inc.	5.35		06/15/13	284,078

					1,583,050

	Electric Utilities (0.3%)
215	Firstenergy Solutions Corp.	4.80		02/15/15	225,749

	Electronic Connectors (0.2%)
140	Amphenol Corp.	4.75		11/15/14	150,339

	Electronic Measuring Instrument (0.6%)
385	Agilent Technologies, Inc.	4.45		09/14/12	399,347

	Finance — Consumer Loans (0.6%)
350	HSBC Finance Corp.	5.25		04/15/15	377,140

	Finance — Credit Card (1.2%)
475	American Express Co.	7.25		05/20/14	540,667
250	MBNA Corp.	6.125		03/01/13	267,584

					808,251

	Finance — Investment Banker/Broker (0.7%)
75	Jefferies Group, Inc.	3.875		11/09/15	74,916
365	TD Ameritrade Holding Corp.	2.95		12/01/12	372,675

					447,591

	Food — Retail (0.9%)
330	Delhaize Group SA (Belgium)	5.875		02/01/14	360,530
225	Kroger Co. (The)	7.50		01/15/14	256,346

					616,876

	Food Products (0.5%)
300	Kraft Foods, Inc.	6.75		02/19/14	338,671

	Gas — Distribution (0.5%)
320	Sempra Energy	2.00		03/15/14	318,038

	Government Guaranteed Non-U.S. (0.9%)
577	Societe Financement de l’Economie Francaise (144A) (France) (a)	3.375		05/05/14	606,334

	Health Care Providers & Services (0.6%)
350	Medco Health Solutions, Inc.	7.25		08/15/13	392,197

	Hotels & Motels (0.7%)
420	Marriott International, Inc.	4.625		06/15/12	436,626

	Instruments — Scientific (0.4%)
220	Thermo Fisher Scientific, Inc.	3.25		11/20/14	228,893

	Insurance (1.3%)
225	MetLife, Inc. (c)	2.375		02/06/14	225,458
270	Principal Financial Group, Inc.	7.875		05/15/14	312,163

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$320	Prudential Financial, Inc. (MTN)	4.75	%	09/17/15	$341,060

					878,681

	Life/Health Insurance (0.2%)
110	Aflac, Inc.	3.45		08/15/15	110,579

	Media (1.5%)
300	Comcast Corp.	6.50		01/15/15	339,789
200	Time Warner Cable, Inc.	8.25		02/14/14	232,693
350	Viacom, Inc.	4.375		09/15/14	373,722

					946,204

	Medical — Wholesale Drug Distribution (0.6%)
370	McKesson Corp.	4.75		03/01/21	375,978

	Medical Labs & Testing Services (0.5%)
320	Quest Diagnostic, Inc.	3.20		04/01/16	318,435

	Metals & Mining (0.4%)
190	ArcelorMittal (Luxembourg)	9.00		02/15/15	227,604

	Money Center Banks (1.8%)
290	ABN Amro Bank N.V. (144A) (Netherlands) (a)	3.00		01/31/14	289,680
355	Deutsche Bank AG (Germany)	2.375		01/11/13	360,907
500	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	2.80		04/02/12	510,990

					1,161,577

	Mortgage Banks (1.7%)
575	Abbey National Treasury Services PLC (144A) (United Kingdom) (a)	3.875		11/10/14	574,773
500	Cie de Financement Foncier (144A) (France) (a)	2.25		03/07/14	500,333

					1,075,106

	Multi-line Insurance (1.0%)
260	American International Group, Inc.	3.65		01/15/14	264,804
350	Monumental Global Funding III (144A) (a)	5.25		01/15/14	369,773

					634,577

	Multimedia (0.9%)
290	NBC Universal Media LLC (144A) (a)	2.10		04/01/14	288,860
245	News America, Inc.	5.30		12/15/14	270,554

					559,414

	Oil Companies — Exploration & Production (0.9%)
350	EOG Co. of Canada (144A) (Canada) (a)	7.00		12/01/11	363,821
215	Nexen, Inc. (Canada)	5.05		11/20/13	236,270

					600,091

	Oil Company — Integrated (0.9%)
205	BP Capital Markets PLC (United Kingdom)	3.875		03/10/15	213,059
380	Marathon Petroleum Corp. (144A) (a)	3.50		03/01/16	381,424

					594,483

	Pipelines (1.4%)
225	Enterprise Products Operating LLC (Series O)	9.75		01/31/14	269,778
320	Plains All American Pipeline LP/PAA Finance Corp.	4.25		09/01/12	332,285
305	Spectra Energy Capital LLC	5.90		09/15/13	332,546

					934,609

	REIT — Health Care (0.3%)
200	HCP, Inc.	2.70		02/01/14	200,735

	Retail — Consumer Electronics (0.5%)
305	Best Buy Co., Inc.	3.75		03/15/16	301,400

	Retail — Drug Store (0.3%)
180	CVS Caremark Corp.	5.75		08/15/11	183,380

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON			MATURITY
THOUSANDS		RATE			DATE	VALUE

	Retail — Restaurants (0.3%)
$185	Yum! Brands, Inc.	8.875		%	04/15/11	$185,416

	Special Purpose Entity (0.4%)
250	Harley-Davidson Funding Corp. (144A) (a)	5.25			12/15/12	260,987

	Specialty Retail (0.4%)
220	Home Depot, Inc.	5.40			03/01/16	243,542

	Super-Regional Banks — U.S. (1.4%)
405	Bank One Corp.	5.25			01/30/13	429,610
300	Capital One Financial Corp.	7.375			05/23/14	344,583
140	Fifth Third Bancorp	3.625			01/25/16	140,029

						914,222

	Telephone — Integrated (0.6%)
375	Telecom Italia Capital SA (Luxembourg)	5.25			11/15/13	396,220

	Tobacco (0.4%)
250	Altria Group, Inc.	4.125			09/11/15	260,166

	Total Corporate Bonds (Cost $35,445,518)					35,702,843

	Foreign Government Obligation (2.4%)
1,508	Denmark Government International Bond (Series E) (Denmark) (Cost $1,548,014)	2.75			11/15/11	1,529,539

	U.S. Government Agencies & Obligations (12.7%)
	Commercial Banks — FDIC Guaranteed (3.7%)
400	KeyBank NA	3.20			06/15/12	413,218
2,000	PNC Funding Corp.	2.30			06/22/12	2,043,948

						2,457,166

	U.S. Government Agency (1.1%)
700	FDIC Structured Sale Guaranteed Notes Ser. A-1 (144A) — FDIC Guaranteed (a)	0.00			10/25/11	697,969

	U.S. Government Obligations (7.9%)
2,250	U.S. Treasury Bond	7.50			11/15/24	3,105,351
2,050	U.S. Treasury Note	1.75			07/31/15	2,034,945

						5,140,296

	Total U.S. Government Agencies & Obligations (Cost $8,271,168)					8,295,431

	U.S. Government Agencies — Mortgage-Backed Securities (1.8%)
	Federal Home Loan Mortgage Corporation (ARM) (0.3%)
108		5.484			01/01/38	115,015
96		6.064			02/01/37	102,006

						217,021

	Federal National Mortgage Association (0.9%)
382		6.50			01/01/32–11/01/33	432,572
134		7.00			08/01/29–06/01/32	155,666

						588,238

	Federal National Mortgage Association (ARM) (0.6%)
305		2.535			05/01/35	306,805
59		5.689			03/01/38	62,428

						369,233

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $1,138,986)					1,174,492

	Asset-Backed Securities (24.0%)
100	Ally Master Owner Trust 2010-1 A (144A) (a)	2.005	(d)		01/15/15	101,846
225	Ally Master Owner Trust 2010-3 A (144A) (a)	2.88			04/15/15	230,317
200	Ally Master Owner Trust 2011-1 A2	2.15			01/15/16	200,165
800	American Express Credit Account Master Trust 2009-2 A	1.505	(d)		03/15/17	828,906
144	ARI Fleet Lease Trust 2010-A A (144A) (a)	1.705	(d)		08/15/18	145,197

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$807	Capital One Multi-Asset Execution Trust 2005-A10 A	0.335	(d)%	09/15/15	$803,458
225	CarMax Auto Owner Trust	1.29		09/15/15	224,412
174	Chesapeake Funding LLC 2009-1 A (144A) (a)	2.255	(d)	12/15/20	175,037
467	CIT Equipment Collateral 2010-VT1A A2 (144A) (a)	1.51		05/15/12	467,933
600	Citibank Credit Card Issuance Trust 2009-A5 A5 (b)	2.25		12/23/14	612,953
589	CNH Equipment Trust 2010-A A3	1.54		07/15/14	592,654
600	CNH Equipment Trust 2010-C A3	1.17		05/15/15	599,381
850	Discover Card Master Trust 2009-A1 A1	1.555	(d)	12/15/14	861,669
775	Ford Credit Floorplan Master Owner Trust 2009-2 A	1.805	(d)	09/15/14	785,723
375	Ford Credit Floorplan Master Owner Trust 2010-3 A1 (144A) (a)	4.20		02/15/17	397,003
1,150	GE Capital Credit Card Master Note Trust 2009-1 A	2.355	(d)	04/15/15	1,170,355
425	GE Equipment Midticket LLC 2010-1 A3 (144A) (a)	0.94		07/14/14	424,630
440	Harley-Davidson Motorcycle Trust 2009-4 A3	1.87		02/15/14	442,780
625	Harley-Davidson Motorcycle Trust 2010-1 A3	1.16		02/15/15	624,459
367	Huntington Auto Trust 2009-1A A3 (144A) (a)	3.94		06/17/13	371,259
575	Hyundai Auto Receivables Trust 2010-A A3	1.50		10/15/14	580,225
525	Macquarie Equipment Funding Trust 2011-A A2 (144A) (a)	1.21		09/20/13	525,815
425	MMAF Equipment Finance LLC 2009-AA A3 (144A) (a)	2.37		11/15/13	428,951
225	MMCA Automobile Trust 2011-A A3 (144A) (a)	1.22		01/15/15	224,289
525	MMCA Automobile Trust 2010-A A3 (144A) (a)	1.39		01/15/14	527,157
669	Navistar Financial Corp. Owner Trust 2010-A A2 (144A) (a)	1.47		10/18/12	671,108
575	Nissan Auto Lease Trust 2010-B A3	1.12		12/15/13	575,569
200	Nissan Master Owner Trust Receivables 2010-AA A (144A) (a)	1.405	(d)	01/15/15	202,263
350	North Carolina State Education Authority 2011-1 A1	0.823	(d)	01/25/21	349,534
400	Toyota Auto Receivables Owner Trust 2010-A A3	1.27		12/16/13	402,539
643	Volvo Financial Equipment LLC 2010-1A A2 (144A) (a)	1.06		06/15/12	643,546
194	Wheels SPV LLC 2009-1 A (144A) (a)	1.805	(d)	03/15/18	195,164
300	World Omni Auto Receivables Trust 2011-A A3	1.11		05/15/15	299,775

	Total Asset-Backed Securities (Cost $15,566,073)				15,686,072

	Collateralized Mortgage Obligation (0.6%)
	U.S. Government Agency
346	Federal Home Loan Mortgage Corporation 2182 ZC (Cost $369,967)	7.50		09/15/29	389,282

	Commercial Mortgage-Backed Securities (1.0%)
	Private Issues
220	Bear Stearns Commercial Mortgage Securities 2004-T14 A4	5.20	(d)	01/12/41	234,757
230	LB-UBS Commercial Mortgage Trust 2004-C2 A4	4.367		03/15/36	240,088
190	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4	5.308	(d)	07/15/41	204,115

	Total Commercial Mortgage-Backed Securities (Cost $653,835)				678,960

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Municipal Bond (0.5%)
	Development
$300	New Jersey Economic Development Authority (Cost $300,000)	1.31	(d)%	06/15/13	$300,045

	Short-Term Investments (2.3%)
	U.S. Government Obligation (e)(f) (1.2%)
800	U.S. Treasury Bill (Cost $799,904)	0.162		04/28/11	799,904

NUMBER OF
SHARES (000)
	Investment Company (g) (1.1%)
709	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $709,326)		709,326

	Total Short-Term Investments (Cost $1,509,230)		1,509,230

	Total Investments (Cost $64,802,791) (h)(i)	100.0%	65,265,894
	Liabilities in Excess of Other Assets	0.0	(4,148)

	Net Assets	100.0%	$65,261,746

ARM	Adjustable Rate Mortgage. Interest rate in effect as of March 31, 2011.

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

REIT	Real Estate Investment Trust.

(a)	Resale is restricted to qualified institutional investors.

(b)	For the three months ended March 31, 2011, the cost of purchases and the proceeds from sales of Citigroup, Inc., Corporate Bonds and Asset-Backed Securities, and its affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor, were $491,725 and $634,827, respectively, including net realized gain of $9,796.

(c)	For the three months ended March 31, 2011, there were no transactions in MetLife, Inc., Corporate Bond, an affiliate of the Fund.

(d)	Floating rate security. Rate shown is the rate in effect at March 31, 2011.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(g)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Securities have been designated as collateral in connection with open futures and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Futures Contracts Open at March 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

76	Long	U.S. Treasury Notes 5 Year, June 2011	$8,875,969	$2,294
35	Short	U.S. Treasury Notes 2 Year, June 2011	(7,634,375)	(4,355)

		Net Unrealized Depreciation		$(2,061)

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Interest Rate Swap Contracts Open at March 31, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A.	$245	3 Month LIBOR	Receive	4.058%	12/09/40	$9,339
Bank of America, N.A.***	1,010	3 Month LIBOR	Pay	4.795	12/09/20	(3,898)
Credit Suisse Group	6,515	3 Month LIBOR	Receive	0.80	10/28/13	79,613
Credit Suisse Group	2,730	3 Month LIBOR	Pay	2.098	10/28/17	(137,592)
UBS AG	240	3 Month LIBOR	Receive	4.00	12/07/40	11,520
UBS AG ***	1,010	3 Month LIBOR	Pay	4.65	12/07/20	(9,645)

		Net Unrealized Depreciation				$(50,663)

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

LIBOR	London Interbank Offered Rate.

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Zero Coupon Swap Contracts Open at March 31, 2011:

	NOTIONAL AMOUNT	FLOATING RATE	PAY/RECEIVE	TERMINATION	UNREALIZED APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	DATE	(DEPRECIATION)

Barclays Bank PLC^	$1,590	3 Month LIBOR	Receive	11/15/19	$(184,320)
Barclays Bank PLC^^	1,590	3 Month LIBOR	Pay	11/15/19	16,647
Deutsche Bank AG^	1,100	3 Month LIBOR	Receive	11/15/21	(97,203)
Deutsche Bank AG^^	1,100	3 Month LIBOR	Pay	11/15/21	(2,039)
JPMorgan Chase Bank N.A. New York^	705	3 Month LIBOR	Receive	11/15/19	(76,061)
JPMorgan Chase Bank N.A. New York^	1,190	3 Month LIBOR	Receive	11/15/20	(136,882)
JPMorgan Chase Bank N.A. New York^	2,260	3 Month LIBOR	Receive	11/15/22	(67,601)

		Net Unrealized Depreciation			$(547,459)

LIBOR	London Interbank Offered Rate.

^	Portfolio will make payments of $616,586, $474,412, $267,984, $503,070, and $895,625, respectively on termination date.

^^	Portfolio will receive payments of $436,614 and $367,331, respectively, on termination date.

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Corporate Bonds (89.5%)
	Advertising Agencies (0.1%)
$320	Omnicom Group, Inc.	4.45	%	08/15/20	$315,768

	Aerospace & Defense (0.7%)
255	Bombardier, Inc. (144A) (Canada) (a)	7.50		03/15/18	276,675
505	Bombardier, Inc. (144A) (Canada) (a)	7.75		03/15/20	551,081
615	Meccanica Holdings USA (144A) (a)	7.375		07/15/39	639,800

					1,467,556

	Agricultural Chemicals (0.5%)
615	CF Industries, Inc.	6.875		05/01/18	691,875
535	Incitec Pivot Ltd. (144A) (Australia) (a)	4.00		12/07/15	535,972

					1,227,847

	Agricultural Operations (0.3%)
580	Bunge Ltd. Finance Corp.	8.50		06/15/19	689,780

	Airlines (0.4%)
915	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10		04/02/21	910,730

	Apparel Manufacturers (0.1%)
285	Levi Strauss & Co.	7.625		05/15/20	287,138

	Appliances (0.2%)
450	Whirlpool Corp.	8.60		05/01/14	522,468

	Auto — Cars/Light Trucks (0.2%)
395	Daimler Finance North America LLC	8.50		01/18/31	532,367

	Beverages — Wine/Spirits (0.1%)
165	Constellation Brands, Inc.	7.25		09/01/16	179,231

	Building — Heavy Construction (0.3%)
750	Odebrecht Finance Ltd. (144A) (Cayman Islands) (a)	6.00		04/05/23	746,250

	Building Product — Cement/Aggregation (1.2%)
820	CRH America, Inc.	6.00		09/30/16	884,935
480	CRH America, Inc.	8.125		07/15/18	565,730
545	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00		12/30/19	572,166
670	Lafarge SA (144A) (France) (a)	5.50		07/09/15	692,361

					2,715,192

	Building Product — Wood (0.3%)
710	Masco Corp.	6.125		10/03/16	729,068

	Building Societies (1.2%)
2,655	Nationwide Building Society (144A) (United Kingdom) (a)	6.25		02/25/20	2,766,988

	Cable/Satellite TV (1.4%)
310	Cablevision Systems Corp.	7.75		04/15/18	336,350
110	COX Communications, Inc. (144A) (a)	8.375		03/01/39	140,063
745	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60		02/15/21	727,702
735	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875		10/01/19	796,000
620	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625		05/15/16	684,278
510	DISH DBS Corp.	7.125		02/01/16	546,975

					3,231,368

	Capital Markets (3.5%)
5,035	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	5,466,625
1,565	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,583,378
190	Macquarie Bank Ltd. (144A) (Australia) (a)	6.625		04/07/21	189,629

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON			MATURITY
THOUSANDS		RATE			DATE	VALUE

$705	Macquarie Group Ltd. (144A) (Australia) (a)	6.00		%	01/14/20	$710,708

						7,950,340

	Casino Gaming (0.3%)
590	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75			08/15/20	628,350

	Chemicals (0.6%)
1,275	Mosaic Co. (The) (144A) (a)	7.625			12/01/16	1,377,224

	Chemicals — Diversified (0.4%)
290	Dow Chemical Co. (The)	4.25			11/15/20	278,036
544	Lyondell Chemical Co. (144A) (a)	8.00			11/01/17	601,120

						879,156

	Chemicals — Specialty (0.5%)
545	Lubrizol Corp.	8.875			02/01/19	701,500
445	Nalco Co. (144A) (a)	6.625			01/15/19	460,019

						1,161,519

	Commercial Banks (7.2%)
1,150	Banco de Cridito del Peru (144A) (Peru) (a)	4.75			03/16/16	1,138,500
990	Banco Votorantim SA (144A) (Brazil) (a)	5.25			02/11/16	1,022,175
780	Barclays Bank PLC (144A) (United Kingdom) (a)	6.05			12/04/17	813,772
700	Barclays Bank PLC (United Kingdom)	6.75			05/22/19	791,844
1,135	BBVA Bancomer SA (144A) (Mexico) (a)	4.50			03/10/16	1,143,079
260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (144A) (Netherlands) (a)	11.00	(b)		06/30/19(c)	339,655
280	Credit Suisse (Switzerland)	6.00			02/15/18	297,807
290	Credit Suisse AG (Switzerland)	5.40			01/14/20	293,401
425	Discover Bank	7.00			04/15/20	468,378
715	Discover Bank	8.70			11/18/19	857,963
725	First Horizon National Corp.	5.375			12/15/15	758,245
1,675	HBOS PLC (144A) (United Kingdom) (a)	6.75			05/21/18	1,641,636
595	Huntington BancShares, Inc.	7.00			12/15/20	658,058
275	Intesa Sanpaolo SpA (144A) (Italy) (a)	6.50			02/24/21	289,118
1,240	Regions Financial Corp.	5.75			06/15/15	1,264,418
925	Royal Bank of Scotland Group PLC (United Kingdom)	6.40			10/21/19	953,843
1,175	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875			03/16/15	1,222,357
1,300	Santander US Debt SA Unipersonal (144A) (Spain) (a)	3.724			01/20/15	1,258,261
885	Standard Chartered Bank (144A) (United Kingdom) (a)	6.40			09/26/17	960,367

						16,172,877

	Consumer Products — Miscellaneous (0.2%)
460	Fortune Brands, Inc.	6.375			06/15/14	504,841

	Containers — Metal & Glass (0.5%)
540	Ball Corp.	7.375			09/01/19	587,250
585	Crown Americas LLC/Crown Americas Capital Corp. III (144A) (a)	6.25			02/01/21	598,162

						1,185,412

	Distribution/Wholesale (0.1%)
225	Ingram Micro, Inc.	5.25			09/01/17	229,055

	Diversified Financial Services (9.0%)
700	Ally Financial, Inc. (144A) (a)	6.25			12/01/17	714,000
340	Bank of America Corp.	5.625			07/01/20	349,697
1,865	Bank of America Corp.	5.75			12/01/17	1,967,700
730	BNP Paribas (France)	5.00			01/15/21	738,240
1,735	Citigroup, Inc. (d)	5.875			05/29/37	1,698,558
480	Citigroup, Inc. (d)	6.125			05/15/18	524,301

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON			MATURITY
THOUSANDS		RATE			DATE	VALUE

$785	Citigroup, Inc. (d)	8.125		%	07/15/39	$987,123
2,690	Citigroup, Inc. (d)	8.50			05/22/19	3,324,208
1,305	Credit Agricole SA (144A) (France) (a)	8.375	(b)		10/13/19(c)	1,402,875
545	General Electric Capital Corp.	5.30			02/11/21	554,596
735	General Electric Capital Corp.	5.625			05/01/18	795,787
75	General Electric Capital Corp. (MTN)	5.875			01/14/38	74,293
6,350	General Electric Capital Corp. (Series G)	6.00			08/07/19	6,944,182

						20,075,560

	Diversified Minerals (0.6%)
305	Rio Tinto Finance USA Ltd. (Australia)	9.00			05/01/19	401,417
475	Teck Resources Ltd. (Canada)	10.25			05/15/16	571,772
195	Vale Overseas Ltd. (Cayman Islands)	6.875			11/21/36	208,135
210	Vale Overseas Ltd. (Cayman Islands)	6.875			11/10/39	225,518

						1,406,842

	Diversified Telecommunication Services (1.8%)
1,700	AT&T, Inc. (144A) (a)	5.35			09/01/40	1,528,082
980	AT&T, Inc.	6.15			09/15/34	979,592
325	CenturyLink, Inc. (Series Q)	6.15			09/15/19	341,815
150	Verizon Communications, Inc.	6.40			02/15/38	157,674
715	Verizon Communications, Inc.	8.95			03/01/39	977,615

						3,984,778

	E-Commerce/Services (0.3%)
560	Expedia, Inc.	5.95			08/15/20	567,700

	Electric — Generation (0.8%)
1,610	AES Corp. (The)	8.00			06/01/20	1,746,850

	Electric — Integrated (3.8%)
775	CMS Energy Corp.	6.25			02/01/20	813,274
22	CMS Energy Corp.	6.30			02/01/12	22,825
750	EDP Finance BV (144A) (Netherlands) (a)	4.90			10/01/19	655,745
1,175	Enel Finance International N.V. (144A) (Luxembourg) (a)	5.125			10/07/19	1,186,773
800	Entergy Gulf States Louisiana LLC	5.59			10/01/24	831,628
2,100	Exelon Generation Co. LLC	4.00			10/01/20	1,923,613
875	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (a)	5.00			09/11/19	852,719
1,150	Puget Energy, Inc. (144A) (a)	6.50			12/15/20	1,155,193
1,200	UIL Holdings Corp.	4.625			10/01/20	1,143,208

						8,584,978

	Electric Utilities (0.9%)
975	FirstEnergy Solutions Corp.	6.05			08/15/21	1,012,243
975	FirstEnergy Solutions Corp.	6.80			08/15/39	969,671

						1,981,914

	Electronic Equipment, Instruments & Components (0.3%)
640	Corning, Inc.	7.25			08/15/36	732,936

	Electronics — Military (0.4%)
915	L-3 Communications Corp.	4.95			02/15/21	922,121

	Energy Equipment & Services (0.8%)
675	Weatherford International Ltd. (Bermuda)	5.125			09/15/20	671,487
900	Weatherford International Ltd. (Bermuda)	9.625			03/01/19	1,147,893

						1,819,380

	Finance — Auto Loans (0.5%)
605	Ford Motor Credit Co. LLC	5.75			02/01/21	598,544
465	Ford Motor Credit Co. LLC	7.00			04/15/15	503,771

						1,102,315

	Finance — Consumer Loans (0.8%)
510	SLM Corp. (Series A)	5.00			10/01/13	528,202
700	SLM Corp. (MTN)	6.25			01/25/16	730,506

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$495	SLM Corp. (MTN)	8.00	%	03/25/20	$540,424

					1,799,132

	Finance — Credit Card (0.4%)
780	Capital One Bank USA NA	8.80		07/15/19	982,256

	Finance — Investment Banker/Broker (4.7%)
610	Bear Stearns Cos. LLC (The)	5.55		01/22/17	648,765
200	Jefferies Group, Inc.	3.875		11/09/15	199,777
710	Jefferies Group, Inc.	6.875		04/15/21	755,486
2,610	JPMorgan Chase Capital XXVII (Series AA)	7.00		11/01/39	2,697,709
3,625	Merrill Lynch & Co., Inc. (MTN)	6.875		04/25/18	4,031,946
930	Merrill Lynch & Co., Inc.	7.75		05/14/38	1,071,087
1,120	TD Ameritrade Holding Corp.	5.60		12/01/19	1,187,241

					10,592,011

	Finance — Other Services (0.5%)
165	NASDAQ OMX Group, Inc. (The)	5.25		01/16/18	165,182
875	NASDAQ OMX Group, Inc. (The)	5.55		01/15/20	858,325

					1,023,507

	Food — Baking (0.2%)
490	Grupo Bimbo SAB de CV (144A) (Mexico) (a)	4.875		06/30/20	493,535

	Food — Canned (0.3%)
520	TreeHouse Foods, Inc.	7.75		03/01/18	561,600

	Food — Miscellaneous/Diversified (0.8%)
860	ConAgra Foods, Inc.	7.00		10/01/28	926,582
740	ConAgra Foods, Inc.	8.25		09/15/30	884,976

					1,811,558

	Food — Retail (0.5%)
1,185	Delhaize Group SA (Belgium)	5.70		10/01/40	1,086,560

	Food Products (0.7%)
700	Kraft Foods, Inc.	6.875		02/01/38	778,578
610	Kraft Foods, Inc.	6.875		01/26/39	680,359

					1,458,937

	Health Care Equipment & Supplies (0.3%)
620	Boston Scientific Corp.	6.00		01/15/20	650,755

	Hotels & Motels (1.0%)
565	Choice Hotels International, Inc.	5.70		08/28/20	559,911
405	Hyatt Hotels Corp. (144A) (a)	6.875		08/15/19	434,178
800	Wyndham Worldwide Corp.	5.625		03/01/21	793,966
365	Wyndham Worldwide Corp.	5.75		02/01/18	378,727

					2,166,782

	Independent Power Producer (0.1%)
295	NRG Energy, Inc.	8.50		06/15/19	311,963

	Insurance (1.5%)
965	MetLife, Inc. (e)	10.75		08/01/39	1,335,164
1,025	Principal Financial Group, Inc.	8.875		05/15/19	1,304,797
635	Prudential Financial, Inc. (MTN)	6.625		12/01/37	692,328

					3,332,289

	Insurance Brokers (0.4%)
900	Willis Group Holdings PLC (Ireland)	4.125		03/15/16	896,359

	Investment Management/Advisor Services (0.4%)
855	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625		08/15/19	899,688

	Life/Health Insurance (2.1%)
660	Aflac, Inc.	8.50		05/15/19	799,068
745	Lincoln National Corp.	8.75		07/01/19	944,819
525	Nationwide Financial Services (144A) (a)	5.375		03/25/21	521,003
1,325	Pacific LifeCorp (144A) (a)	6.00		02/10/20	1,413,355

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$925	Protective Life Corp.	7.375	%	10/15/19	$1,030,870

					4,709,115

	Machinery — Construction & Mining (0.1%)
260	Boart Longyear Management Pty Ltd. (144A) (Australia) (a)	7.00		04/01/21	267,800

	Machinery — General Industry (0.3%)
620	Roper Industries, Inc.	6.25		09/01/19	684,933

	Media (2.4%)
800	Comcast Corp.	5.15		03/01/20	834,255
820	Comcast Corp.	6.40		05/15/38	837,740
100	Comcast Corp.	6.45		03/15/37	102,768
1,200	Time Warner Cable, Inc.	6.75		07/01/18	1,365,209
375	Time Warner Cable, Inc.	6.75		06/15/39	393,353
155	Time Warner Cable, Inc.	8.25		04/01/19	189,112
610	Time Warner, Inc.	6.50		11/15/36	629,064
545	Time Warner, Inc.	7.70		05/01/32	637,330
455	Viacom, Inc.	6.875		04/30/36	499,776

					5,488,607

	Medical — Biomedical/Genetics (0.3%)
680	Gilead Sciences, Inc.	4.50		04/01/21	673,256

	Medical — Drugs (0.1%)
150	Wyeth	6.45		02/01/24	175,291

	Medical Labs & Testing Services (0.5%)
105	Quest Diagnostics, Inc.	3.20		04/01/16	104,487
520	Quest Diagnostics, Inc.	4.70		04/01/21	515,694
365	Quest Diagnostics, Inc.	6.95		07/01/37	401,981

					1,022,162

	Metal — Copper (0.4%)
845	Southern Copper Corp.	5.375		04/16/20	863,168

	Metal — Iron (0.4%)
835	Cliffs Natural Resources, Inc.	4.875		04/01/21	825,230

	Metals & Mining (0.7%)
820	ArcelorMittal (Luxembourg)	9.85		06/01/19	1,041,917
390	Freeport-McMoRan Copper & Gold, Inc.	8.375		04/01/17	430,485

					1,472,402

	Money Center Banks (0.7%)
685	ABN Amro Bank NV (144A) (Netherlands) (a)	3.00		01/31/14	684,244
505	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	5.80		01/13/20	506,359
260	Lloyds TSB Bank PLC (United Kingdom)	6.375		01/21/21	271,438

					1,462,041

	Multi-line Insurance (5.4%)
1,125	Aegon N.V. (Netherlands)	4.625		12/01/15	1,169,252
1,285	American Financial Group, Inc.	9.875		06/15/19	1,573,170
2,320	American International Group, Inc.	6.40		12/15/20	2,480,621
1,335	CNA Financial Corp.	7.35		11/15/19	1,510,179
1,750	Farmers Insurance Exchange (144A) (a)	8.625		05/01/24	1,990,175
1,195	Genworth Financial, Inc.	7.70		06/15/20	1,226,566
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,273,502
850	XL Group PLC (Ireland)	5.25		09/15/14	896,160

					12,119,625

	Multiline Retail (0.3%)
210	JC Penney Co., Inc.	5.65		06/01/20	203,437
455	JC Penney Corp., Inc.	6.375		10/15/36	412,344

					615,781

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Multimedia (1.6%)
$1,045	NBC Universal Media LLC (144A) (a)	4.375	%	04/01/21	$1,002,464
680	NBC Universal Media LLC (144A) (a)	5.15		04/30/20	702,108
170	News America, Inc.	6.40		12/15/35	175,452
930	News America, Inc.	6.65		11/15/37	978,489
370	News America, Inc.	7.85		03/01/39	438,476
335	Vivendi SA (144A) (France) (a)	6.625		04/04/18	375,642

					3,672,631

	Oil Companies — Exploration & Production (2.2%)
600	Anadarko Petroleum Corp.	6.95		06/15/19	674,598
175	Anadarko Petroleum Corp.	8.70		03/15/19	214,672
665	Chesapeake Energy Corp.	7.625		07/15/13	748,125
150	Concho Resources, Inc.	7.00		01/15/21	158,250
745	Continental Resources, Inc.	7.125		04/01/21	795,287
715	EQT Corp.	8.125		06/01/19	853,603
400	Gazprom Via Gaz Capital SA (144A) (Luxembourg) (a)	6.51		03/07/22	427,000
480	Plains Exploration & Production Co.	7.625		06/01/18	516,000
535	QEP Resources, Inc.	6.875		03/01/21	564,425

					4,951,960

	Oil Company — Integrated (1.1%)
325	Marathon Petroleum Corp. (144A) (a)	5.125		03/01/21	328,227
775	Marathon Petroleum Corp. (144A) (a)	6.50		03/01/41	785,621
950	Petro-Canada (Canada)	5.95		05/15/35	961,755
410	Petrobras International Finance Co. (Cayman Islands)	5.75		01/20/20	425,020

					2,500,623

	Oil Refining & Marketing (0.3%)
700	Valero Energy Corp.	6.125		02/01/20	758,399

	Paper & Related Products (1.1%)
440	Georgia-Pacific LLC	7.75		11/15/29	485,650
435	Georgia-Pacific LLC	8.875		05/15/31	527,437
1,325	MeadWestvaco Corp.	7.375		09/01/19	1,428,460

					2,441,547

	Pipelines (4.7%)
1,350	DCP Midstream Operating LP	3.25		10/01/15	1,324,259
1,750	Energy Transfer Partners LP	9.00		04/15/19	2,214,137
275	Enterprise Products Operating LLC	5.25		01/31/20	285,899
850	Enterprise Products Operating LLC	5.95		02/01/41	829,596
1,480	Kinder Morgan Finance Co. ULC (Canada)	5.70		01/05/16	1,559,550
775	Midcontinent Express Pipeline LLC (144A) (a)	6.70		09/15/19	858,912
1,095	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	1,188,454
675	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19	845,738
225	Spectra Energy Capital LLC	8.00		10/01/19	274,011
960	Texas Eastern Transmission LP	7.00		07/15/32	1,125,118

					10,505,674

	Professional Services (0.5%)
1,080	Verisk Analytics, Inc.	5.80		05/01/21	1,087,008

	Property Trust (0.4%)
800	Dexus Diversfied Trust/Dexus Office Trust (144A) (Australia) (a)	5.60		03/15/21	791,035

	Real Estate Management & Development (0.4%)
815	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	846,264

	Reinsurance (0.5%)
370	Platinum Underwriters Finance, Inc. (Series B)	7.50		06/01/17	396,316

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$775	Reinsurance Group of America, Inc.	6.45	%	11/15/19	$836,479

					1,232,795

	REIT — Diversified (0.9%)
1,125	Digital Realty Trust LP	5.25		03/15/21	1,108,979
950	Goodman Funding Pty Ltd. (144A) (Australia) (a)	6.375		04/15/21	949,697

					2,058,676

	REIT — Health Care (0.9%)
450	HCP, Inc.	5.375		02/01/21	455,308
860	Health Care, Inc.	6.125		04/15/20	911,182
575	Healthcare Realty Trust, Inc.	5.75		01/15/21	590,795

					1,957,285

	REIT — Office Property (0.9%)
1,025	Brandywine Operating Partnership	4.95		04/15/18	1,014,762
900	Wells Operating Partnership II LP (144A) (a)	5.875		04/01/18	894,860

					1,909,622

	Retail — Automobile (0.3%)
630	AutoNation, Inc.	6.75		04/15/18	662,288

	Retail — Consumer Electronics (0.5%)
1,045	Best Buy Co., Inc.	3.75		03/15/16	1,032,666

	Retail — Drug Store (0.8%)
1,497	CVS Pass-Through Trust	6.036		12/10/28	1,545,797
117	CVS Pass-Through Trust (144A) (a)	8.353		07/10/31	139,649

					1,685,446

	Retail — Mail Order (0.3%)
620	QVC, Inc. (144A) (a)	7.125		04/15/17	654,100

	Retail — Restaurants (0.5%)
1,040	Yum! Brands, Inc.	6.875		11/15/37	1,162,365

	Semiconductor Equipment (0.4%)
905	KLA-Tencor Corp.	6.90		05/01/18	999,511

	Special Purpose Entity (0.6%)
800	Capital One Capital VI	8.875		05/15/40	849,000
550	Harley-Davidson Funding Corp. (144A) (a)	6.80		06/15/18	604,659

					1,453,659

	Steel — Specialty (0.1%)
285	Allegheny Technologies, Inc.	5.95		01/15/21	300,631

	Telecommunication Services (1.0%)
715	Qwest Corp.	6.50		06/01/17	792,756
260	Qwest Corp.	6.875		09/15/33	261,625
280	Qwest Corp.	8.375		05/01/16	334,600
545	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75		02/15/17	574,975
305	SBA Telecommunications, Inc.	8.25		08/15/19	338,550

					2,302,506

	Telephone — Integrated (2.4%)
315	Deutsche Telekom International Finance BV (Netherlands)	6.75		08/20/18	372,284
300	Deutsche Telekom International Finance BV (Netherlands)	8.75		06/15/30	394,362
775	Frontier Communications Corp.	8.50		04/15/20	843,781
655	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	713,273
1,280	Telecom Italia Capital SA (Luxembourg)	7.175		06/18/19	1,401,397
1,330	Telefonica Europe BV (Netherlands)	8.25		09/15/30	1,611,038

					5,336,135

	Tobacco (0.8%)
505	Altria Group, Inc.	10.20		02/06/39	718,571

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$835	Lorillard Tobacco Co.	8.125	%	06/23/19	$973,726

					1,692,297

	Wireless Equipment (0.5%)
1,070	American Tower Corp.	4.50		01/15/18	1,052,348

	Total Corporate Bonds (Cost $189,967,977)				200,829,713

	Convertible Bonds (4.8%)
	Advertising Agencies (0.2%)
375	Omnicom Group, Inc. (f)	0.00		07/01/38	423,281

	Aerospace/Defense — Equipment (0.1%)
286	Orbital Sciences Corp.	2.438		01/15/27	305,663

	Agricultural Operations (0.2%)
416	Archer-Daniels-Midland Co.	0.875		02/15/14	464,880

	Applications Software (0.2%)
434	Microsoft Corp. (144A) (a)(f)	0.00		06/15/13	455,157

	Brewery (0.2%)
330	Molson Coors Brewing Co.	2.50		07/30/13	384,863

	Broadcast Service/Program (0.4%)
381	Liberty Media LLC	3.125		03/30/23	454,342
815	Liberty Media LLC	3.50		01/15/31	460,475

					914,817

	Building — Residential/Commercial (0.2%)
344	DR Horton, Inc. (Series DHI)	2.00		05/15/14	393,880

	Casino Gaming (0.1%)
208	International Game Technology	3.25		05/01/14	239,720

	Coal (0.2%)
356	Alpha Natural Resources, Inc.	2.375		04/15/15	485,940

	Computers — Memory Devices (0.2%)
350	SanDisk Corp.	1.00		05/15/13	345,188

	Containers — Metal & Glass (0.2%)
374	Owens-Brockway Glass Container, Inc. (144A) (a)	3.00		06/01/15	381,013

	Electronic Parts Distribution (0.1%)
300	Tech Data Corp.	2.75		12/15/26	324,750

	Gold Mining (0.1%)
203	Goldcorp, Inc. (Canada)	2.00		08/01/14	259,840

	Internet Security (0.2%)
350	Symantec Corp.	1.00		06/15/13	423,937

	Investment Company (0.2%)
432	Ares Capital Corp. (144A) (a)	5.75		02/01/16	462,780

	Medical — Biomedical/Genetics (0.5%)
300	Amgen, Inc.	0.375		02/01/13	299,625
420	Gilead Sciences, Inc. (144A) (a)	1.00		05/01/14	473,550
300	Life Technologies Corp.	1.50		02/15/24	349,500

					1,122,675

	Medical — Drugs (0.2%)
300	Cephalon, Inc.	2.50		05/01/14	359,625

	Medical — Generic Drugs (0.1%)
300	Mylan, Inc.	1.25		03/15/12	331,875

	Oil Company — Exploration & Production (0.2%)
394	Chesapeake Energy Corp.	2.75		11/15/35	460,980

	REIT — Apartments (0.1%)
300	ERP Operating LP	3.85		08/15/26	307,140

	REIT — Diversified (0.2%)
300	Vornado Realty LP	3.875		04/15/25	336,375

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	REIT — Health Care (0.2%)
$300	Health Care REIT, Inc.	4.75	%	07/15/27	$338,250

	Retail — Consumer Electronics (0.2%)
427	RadioShack Corp. (144A) (a)	2.50		08/01/13	436,607

	Semiconductor Components — Integrated Circuits (0.1%)
300	Linear Technology Corp. (Series A)	3.00		05/01/27	323,625

	Wireless Equipment (0.2%)
351	SBA Communications Corp.	1.875		05/01/13	401,895

	Total Convertible Bonds (Cost $10,313,433)				10,684,756

	Foreign Government Obligations (0.9%)
565	Export-Import Bank of Korea (South Korea)	4.125		09/09/15	580,969
1,345	Korea Development Bank (South Korea)	4.375		08/10/15	1,397,749

	Total Foreign Government Obligations (Cost $1,906,179)				1,978,718

	U.S. Government Agency — Mortgage-Backed Security (0.0%)
1	Federal Home Loan Mortgage Corporation (PC) Gold (Cost $1,472)	6.50		12/01/28	1,601

	Municipal Bond (0.3%)
	General Obligation
600	State of California — Various Purpose (Cost $603,036)	5.95		04/01/16	640,782

NUMBER OF
SHARES
	Preferred Stock (0.3%)
	Finance
22,725	GMAC Capital Trust I (Cost $574,065) (g)	579,487

	Convertible Preferred Stock (0.1%)
	Diversified Financial Services
350	Bank of America Corp. (Series L) $72.50 (Cost $337,770)	353,847

PRINCIPAL
AMOUNT IN
THOUSANDS
Short-Term Investments (2.5%)
U.S. Government Obligations (0.3%)
$585	U.S. Treasury Bills (Cost $584,938) (h)(i)	0.101-0.147	04/28/11	584,938

NUMBER OF
SHARES (000)
	Investment Company (2.2%)
4,987	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $4,987,234)		4,987,234

	Total Short-Term Investments (Cost $5,572,172)		5,572,172

	Total Investments (Cost $209,276,104) (j)(k)	98.4%	220,641,076
	Other Assets in Excess of Liabilities	1.6	3,603,485

	Net Assets	100.0%	$224,244,561

MTN	Medium Term Note.

PC	Participation Certificate.

REIT	Real Estate Investment Trust.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at March 31, 2011.

(c)	Security issued with perpetual maturity.

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

(d)	For the three months ended March 31, 2011, the proceeds from sales of Citigroup, Inc. corporate bonds, and its affiliated broker/dealers which are affiliates of the Investment Adviser, Administrator and Distributor, was $637,195, including net realized gains of $94,542.

(e)	For the three months ended March 31, 2011, there were no transactions in Metlife, Inc., an affiliate of the Fund.

(f)	Capital appreciation bond.

(g)	Non-income producing security.

(h)	A portion of this security has been physically segregated in connection with open futures contracts.

(i)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(j)	Securities have been designated as collateral in connection with open futures and swap contracts.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Futures Contracts Open at March 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

282	Long	U.S. Treasury Notes 5 Year, June 2011	$32,934,515	$11,304
58	Long	U.S. Treasury Notes 2 Year, June 2011	12,651,250	4,665
76	Long	U.S. Ultra Bond, June 2011	9,390,750	74,978
66	Short	U.S. Treasury Bonds 30 Year, June 2011	(7,932,375)	(52,061)
401	Short	U.S. Treasury Notes 10 Year, June 2011	(47,731,531)	(94,250)

		Net Unrealized Depreciation		$(55,364)

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Credit Default Swaps Contracts Open at March 31, 2011:

CREDIT
SWAP COUNTERPARTY								RATING OF
&		NOTIONAL						REFERENCE
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		OBLIGATION+
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	(unaudited)

Barclays Capital Whirlpool Corp.	Buy	$450	1.00%	June 20, 2014	$(25,648)	$24,264	$(1,384)	BBB-

+	Credit rating as issued by Standard & Poor’s.

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Interest Rate Swap Agreements Open at March 31, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A	$6,710	3 Month LIBOR	Pay	4.795%	12/09/20	$(25,901)
Bank of America, N.A. ***	1,635	3 Month LIBOR	Receive	4.058	12/09/40	62,326
Credit Suisse Group	21,865	3 Month LIBOR	Receive	0.80	10/28/13	267,190
Credit Suisse Group	9,160	3 Month LIBOR	Pay	2.098	10/28/17	(461,664)
Goldman Sachs International	1,600	3 Month LIBOR	Receive	4.015	12/07/40	72,672
Goldman Sachs International***	6,715	3 Month LIBOR	Pay	4.67	12/07/20	(58,823)

		Net Unrealized Depreciation				$(144,200)

LIBOR	London Interbank Offered Rate.

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.4%)
	Australia (4.3%)
	Airports
89,845	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$177,963
280,513	MAP Group (Stapled Securities) (a)	882,053

		1,060,016

	Diversified
156,400	DUET Group (Stapled Securities) (a)(b)	270,969

	Oil & Gas Storage & Transportation
105,100	APA Group (Stapled Securities) (a)	457,670

	Toll Roads
229,100	Transurban Group (Stapled Securities) (a)(b)	1,272,528

	Transmission & Distribution
301,706	Spark Infrastructure Group	349,518

	Total Australia	3,410,701

	Brazil (0.6%)
	Water
7,800	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	458,172

	Canada (13.5%)
	Oil & Gas Storage & Transportation
63,820	Enbridge, Inc.	3,911,485
144,350	TransCanada Corp.	5,852,912

		9,764,397

	Ports
10,150	Westshore Terminals Investment Corp. (Stapled Securities) (a)(b)	270,632

	Transmission & Distribution
17,420	Fortis, Inc.	595,101

	Total Canada	10,630,130

	China (9.5%)
	Oil & Gas Storage & Transportation
595,000	Beijing Enterprises Holdings Ltd. (c)	3,396,263
340,000	China Gas Holdings Ltd. (c)	166,972
573,000	ENN Energy Holdings Ltd. (c)	1,782,671
226,000	Sichuan Expressway Co. Ltd. (c)	146,724

		5,492,630

	Ports
258,327	China Merchants Holdings International Co., Ltd. (c)	1,090,954

	Toll Roads
809,000	Jiangsu Expressway Co., Ltd. (H Shares) (c)	906,915

	Total China	7,490,499

	France (4.8%)
	Airports
5,300	Aeroports de Paris (ADP)	488,223

	Communications
15,011	Eutelsat Communications SA	599,593
101,965	SES SA	2,626,363

		3,225,956

	Toll Roads
7,939	Groupe Eurotunnel SA	84,462

	Total France	3,798,641

	Germany (0.8%)
	Airports
9,025	Fraport AG Frankfurt Airport Services Worldwide	661,380

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Hong Kong (2.6%)
	Oil & Gas Storage & Transportation
848,000	Hong Kong & China Gas Co., Ltd.	$2,034,271

	Italy (4.8%)
	Oil & Gas Storage & Transportation
221,998	Snam Rete Gas SpA	1,247,759

	Toll Roads
75,268	Atlantia SpA	1,724,843

	Transmission & Distribution
163,200	Terna Rete Elettrica Nazionale SpA	781,284

	Total Italy	3,753,886

	Mexico (0.8%)
	Airports
6,200	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	263,438
6,100	Grupo Aeroportuario del Sureste SAB de CV (ADR)	358,497

	Total Mexico	621,935

	Netherlands (0.6%)
	Oil & Gas Storage & Transportation
9,834	Koninklijke Vopak N.V.	473,150

	Spain (5.6%)
	Diversified
41,512	Ferrovial SA	520,650

	Oil & Gas Storage & Transportation
18,204	Enagas SA	410,713

	Toll Roads
144,292	Abertis Infraestructuras SA	3,134,827

	Transmission & Distribution
5,869	Red Electrica Corp. SA	333,532

	Total Spain	4,399,722

	Switzerland (0.5%)
	Airports
936	Flughafen Zuerich AG	389,788

	United Kingdom (12.6%)
	Transmission & Distribution
754,100	National Grid PLC	7,185,822

	Water
65,400	Pennon Group PLC	655,721
37,900	Severn Trent PLC	888,281
122,600	United Utilities Group PLC	1,163,339

		2,707,341

	Total United Kingdom	9,893,163

	United States (38.4%)
	Communications
90,790	American Tower Corp. (Class A) (d)	4,704,738
73,620	Crown Castle International Corp. (d)	3,132,531
31,030	SBA Communications Corp. (Class A) (d)	1,231,270

		9,068,539

	Diversified
171,650	Centerpoint Energy, Inc.	3,014,174

	Oil & Gas Storage & Transportation
7,332	Kinder Morgan Management LLC (d)	480,906
56,810	NiSource, Inc.	1,089,616
23,440	Oneok, Inc.	1,567,667
32,480	Sempra Energy	1,737,680
38,840	Southern Union Co.	1,111,601

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

137,176	Spectra Energy Corp.	$3,728,443

		9,715,913

	Transmission & Distribution
40,890	Consolidated Edison, Inc.	2,073,941
38,110	ITC Holdings Corp.	2,663,889
49,080	Northeast Utilities	1,698,168
21,180	NSTAR	979,999

		7,415,997

	Water
15,810	American Water Works Co., Inc.	443,470
22,620	Aqua America, Inc.	517,772

		961,242

	Total United States	30,175,865

	Total Common Stocks (Cost $65,405,939)	78,191,303

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.6%)
	Investment Company
508	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $507,952)		507,952

	Total Investments (Cost $65,913,891) (f)	100.0%	78,699,255
	Liabilities in Excess of Other Assets	0.0	(3,220)

	Net Assets	100.0%	$78,696,035

ADR	American Depositary Receipt.

FDR	Fiduciary Depositary Receipt.

(a)	Comprised of securities in separate entities that are traded as a single stapled security.

(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Summary of Investments ▪ March 31, 2011 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS

Oil & Gas Storage & Transportation	$29,596,503	37.6%
Transmission & Distribution	16,661,254	21.2
Communications	12,294,495	15.6
Toll Roads	7,123,575	9.1
Water	4,126,755	5.2
Diversified	3,805,793	4.8
Airports	3,221,342	4.1
Ports	1,361,586	1.7
Investment Company	507,952	0.7

	$78,699,255	100.0%

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.2%)
	Belgium (1.9%)
	Chemicals
27,717	Umicore SA	$1,374,616

	Finland (1.9%)
	Machinery
24,036	Kone Oyj (Class B)	1,382,985

	France (11.0%)
	Commercial Banks
26,806	BNP Paribas	1,960,627
24,293	Societe Generale	1,578,518

		3,539,145

	Electrical Equipment
10,867	Schneider Electric SA	1,857,317

	Hotels, Restaurants & Leisure
22,943	Accor SA	1,030,878

	Multi-Utilities
38,282	GDF Suez	1,559,774

	Total France	7,987,114

	Germany (16.5%)
	Automobiles
26,607	Daimler AG (a)	1,879,707

	Food & Staples Retailing
17,412	Metro AG	1,189,762

	Health Care Providers & Services
15,276	Fresenius SE & Co. KGaA	1,413,033

	Industrial Conglomerates
19,615	Siemens AG (Registered Shares)	2,688,368

	Insurance
8,017	Muenchener Rueckversicherungs AG (Registered Shares)	1,261,142

	Machinery
12,946	MAN SE	1,614,535

	Pharmaceuticals
25,691	Bayer AG (Registered Shares)	1,989,394

	Total Germany	12,035,941

	Luxembourg (2.1%)
	Metals & Mining
41,314	ArcelorMittal	1,494,487

	Netherlands (1.9%)
	Diversified Telecommunication Services
81,302	Koninklijke KPN N.V.	1,384,952

	Portugal (1.4%)
	Oil, Gas & Consumable Fuels
48,715	Galp Energia SGPS SA (Class B)	1,042,828

	Spain (2.2%)
	Commercial Bank
130,948	Banco Bilbao Vizcaya Argentaria SA (b)	1,588,739

	Switzerland (12.0%)
	Food Products
52,785	Nestle SA (Registered Shares)	3,025,727

	Insurance
5,922	Zurich Financial Services AG	1,657,644

	Pharmaceuticals
39,309	Novartis AG (Registered Shares)	2,132,144

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

13,462	Roche Holding AG	$1,922,934

		4,055,078

	Total Switzerland	8,738,449

	United Kingdom (45.6%)
	Aerospace & Defense
129,559	Rolls-Royce Group PLC	1,286,528

	Commercial Banks
371,528	Barclays PLC	1,654,222
275,491	HSBC Holdings PLC	2,832,869

		4,487,091

	Food & Staples Retailing
258,818	WM Morrison Supermarkets PLC	1,145,947

	Household Products
26,773	Reckitt Benckiser Group PLC	1,375,243

	Insurance
122,309	Prudential PLC	1,386,219

	Media
143,607	Reed Elsevier PLC	1,244,029

	Metals & Mining
46,343	Anglo American PLC	2,384,208

	Oil, Gas & Consumable Fuels
110,495	BG Group PLC	2,749,258
294,487	BP PLC	2,144,782
75,423	Royal Dutch Shell PLC (Class A)	2,739,311
64,478	Tullow Oil PLC	1,497,756

		9,131,107

	Pharmaceuticals
98,041	GlaxoSmithKline PLC	1,870,825

	Professional Services
106,251	Experian PLC	1,315,865

	Specialty Retail
189,082	Carphone Warehouse Group PLC (a)	1,104,111

	Tobacco
48,472	British American Tobacco PLC	1,945,536
51,309	Imperial Tobacco Group PLC	1,586,121

		3,531,657

	Wireless Telecommunication Services
1,016,322	Vodafone Group PLC	2,877,644

	Total United Kingdom	33,140,474

	United States (1.7%)
	Auto Components
16,682	Autoliv, Inc. (SDR)	1,228,969

	Total Common Stocks (Cost $56,402,162)	71,399,554

PRINCIPAL
AMOUNT IN
THOUSANDS

Short-Term Investments (2.8%)
Securities Held as Collateral on Loaned Securities (1.8%)
Repurchase Agreements (0.3%)
$58	Barclays Capital, Inc. (0.05%, dated 03/31/11, due 04/01/11; proceeds $58,450; fully collateralized by U.S. Government Obligations; U.S. Treasury Note 4.25% due 09/30/12; U.S. Treasury Bill 0.00% due 09/29/11; valued at $59,619)	58,450

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE

$113	Nomura Holdings, Inc. (0.24%, dated 03/31/11, due 04/01/11; proceeds $112,800; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 05/01/40; valued at $115,055)	$112,799

	Total Repurchase Agreements (Cost $171,249)	171,249

NUMBER OF
SHARES (000)
	Investment Company (c) (1.5%)
1,115	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,115,315)		1,115,315

	Total Securities Held as Collateral on Loaned Securities (Cost $1,286,564)		1,286,564

	Investment Company (c) (1.0%)
752	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $752,044)		752,044

	Total Short-Term Investments (Cost $2,038,608)		2,038,608

	Total Investments (Cost $58,440,770) (d)(e)	101.0%	73,438,162
	Liabilities in Excess of Other Assets	(1.0)	(719,723)

	Net Assets	100.0%	$72,718,439

SDR	Swedish Depositary Receipt.

(a)	Non-income producing security.

(b)	The value of loaned securities and related collateral outstanding at March 31, 2011 were $1,193,955 and $1,286,564, respectively. The Portfolio received cash collateral of $1,286,564 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(d)	Securities have been designated as collateral in connection with open foreign currency exchange contracts.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at March 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

State Street Bank and Trust Co.	EUR	2,590,939	GBP	2,280,000	04/01/2011	$(14,276)
State Street Bank and Trust Co.	GBP	2,280,000	EUR	2,675,984	04/01/2011	134,801
State Street Bank and Trust Co.	GBP	2,255,000	EUR	2,562,966	05/06/2011	13,823

Net Unrealized Appreciation						$134,348

Currency Abbreviations

EUR	Euro.

GBP	British Pound.

Morgan Stanley Variable Investment Series — European Equity Portfolio
Summary of Investments ▪ March 31, 2011 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Oil, Gas & Consumable Fuels	$10,173,935		14.1%
Commercial Banks	9,614,975		13.3
Pharmaceuticals	7,915,297		11.0
Insurance	4,305,005		6.0
Metals & Mining	3,878,695		5.4
Tobacco	3,531,657		4.9
Food Products	3,025,727		4.2
Machinery	2,997,520		4.2
Wireless Telecommunication Services	2,877,644		4.0
Industrial Conglomerates	2,688,368		3.7
Food & Staples Retailing	2,335,709		3.2
Automobiles	1,879,707		2.6
Electrical Equipment	1,857,317		2.6
Multi-Utilities	1,559,774		2.2
Health Care Providers & Services	1,413,033		2.0
Diversified Telecommunication Services	1,384,952		1.9
Household Products	1,375,243		1.9
Chemicals	1,374,616		1.9
Professional Services	1,315,865		1.8
Aerospace & Defense	1,286,528		1.8
Media	1,244,029		1.7
Auto Components	1,228,969		1.7
Specialty Retail	1,104,111		1.5
Hotels, Restaurants & Leisure	1,030,878		1.4
Investment Company	752,044		1.0

	$72,151,598	^	100.0%

^	Does not reflect value of securities held as collateral on loaned securities and does not include open foreign currency exchange contracts with net unrealized appreciation of $134,348.

Morgan Stanley Variable Investment Series — Multi Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.2%)
	Air Freight & Logistics (1.9%)
111,994	Expeditors International of Washington, Inc.	$5,615,379

	Capital Markets (2.4%)
104,824	Greenhill & Co., Inc.	6,896,371

	Chemicals (2.9%)
114,209	Monsanto Co.	8,252,742

	Commercial Services & Supplies (3.6%)
347,691	Edenred (France) (a)	10,493,013

	Communications Equipment (3.6%)
228,457	Motorola Solutions, Inc. (a)	10,209,743

	Computers & Peripherals (7.2%)
59,133	Apple, Inc. (a)	20,604,894

	Distributors (2.5%)
1,398,000	Li & Fung Ltd. (Bermuda) (b)	7,162,042

	Diversified Financial Services (7.3%)
864,689	BM&F Bovespa SA (Brazil)	6,276,033
198,648	Leucadia National Corp.	7,457,246
197,180	MSCI, Inc. (Class A) (a)	7,260,167

		20,993,446

	Food Products (2.2%)
108,818	Mead Johnson Nutrition Co.	6,303,827

	Health Care Equipment & Supplies (2.4%)
20,748	Intuitive Surgical, Inc. (a)	6,918,628

	Health Care Technology (2.4%)
150,287	athenahealth, Inc. (a)	6,782,452

	Hotels, Restaurants & Leisure (7.5%)
165,982	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	6,886,593
170,563	Las Vegas Sands Corp. (a)	7,201,170
159,338	PF Chang’s China Bistro, Inc.	7,359,822

		21,447,585

	Information Technology Services (1.5%)
84,925	Teradata Corp. (a)	4,305,698

	Internet & Catalog Retail (10.0%)
109,719	Amazon.com, Inc. (a)	19,763,684
37,949	NetFlix, Inc. (a)	9,006,436

		28,770,120

	Internet Software & Services (15.1%)
86,301	Baidu, Inc. (ADR) (Cayman Islands) (a)	11,893,141
196,222	eBay, Inc. (a)	6,090,731
327,898	Facebook, Inc. (a)(c)(d)	7,213,756
24,372	Google, Inc. (Class A) (a)	14,287,110
160,700	Tencent Holdings Ltd. (Cayman Islands) (b)	3,914,952

		43,399,690

	Life Sciences Tools & Services (3.3%)
133,661	Illumina, Inc. (a)	9,365,626

	Media (1.8%)
96,413	Naspers Ltd. (Class N) (South Africa)	5,187,632

	Metals & Mining (5.5%)
6,767,181	Lynas Corp. Ltd. (Australia) (a)	15,749,188

	Oil, Gas & Consumable Fuels (4.8%)
93,312	Range Resources Corp.	5,455,020
167,170	Ultra Petroleum Corp. (Canada) (a)	8,233,122

		13,688,142

Morgan Stanley Variable Investment Series — Multi Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Professional Services (5.0%)
130,569	CoStar Group, Inc. (a)	$8,184,065
186,597	Verisk Analytics, Inc. (Class A) (a)	6,112,918

		14,296,983

	Real Estate Management & Development (3.8%)
335,588	Brookfield Asset Management, Inc. (Class A) (Canada)	10,893,186

	Software (2.5%)
54,905	Salesforce.com, Inc. (a)	7,334,210

	Total Common Stocks (Cost $192,903,492)	284,670,597

	Convertible Preferred Stock (0.5%)
	Alternative Energy
488,605	Better Place, Inc. (Cost $1,465,815) (a)(c)(d)	1,465,815

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.7%)
	Investment Company
2,081	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $2,080,794)		2,080,794

	Total Investments (Cost $196,450,101) (f)	100.4%	288,217,206
	Liabilities in Excess of Other Assets	(0.4)	(1,147,491)

	Net Assets	100.0%	$287,069,715

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	At March 31, 2011, the Portfolio held fair valued securities valued at $8,679,571, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Aggressive Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (97.9%)
	Air Freight & Logistics (1.9%)
13,097	Expeditors International of Washington, Inc.	$656,684

	Capital Markets (2.4%)
12,259	Greenhill & Co., Inc.	806,520

	Chemicals (2.8%)
13,357	Monsanto Co.	965,177

	Commercial Services & Supplies (3.6%)
41,372	Edenred (France) (a)	1,248,571

	Communications Equipment (3.6%)
27,282	Motorola Solutions, Inc. (a)	1,219,233

	Computers & Peripherals (7.1%)
6,916	Apple, Inc. (a)	2,409,880

	Distributors (2.5%)
164,000	Li & Fung Ltd. (Bermuda) (b)	840,182

	Diversified Financial Services (7.2%)
101,124	BM&F Bovespa SA (Brazil)	733,972
23,232	Leucadia National Corp.	872,130
23,060	MSCI, Inc. (Class A) (a)	849,069

		2,455,171

	Food Products (2.2%)
12,726	Mead Johnson Nutrition Co.	737,217

	Health Care Equipment & Supplies (2.4%)
2,427	Intuitive Surgical, Inc. (a)	809,307

	Health Care Technology (2.3%)
17,576	athenahealth, Inc. (a)	793,205

	Hotels, Restaurants & Leisure (7.3%)
19,411	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	805,362
19,947	Las Vegas Sands Corp. (a)	842,162
18,634	PF Chang’s China Bistro, Inc.	860,705

		2,508,229

	Information Technology Services (1.5%)
9,932	Teradata Corp. (a)	503,552

	Internet & Catalog Retail (9.9%)
12,831	Amazon.com, Inc. (a)	2,311,248
4,438	NetFlix, Inc. (a)	1,053,271

		3,364,519

	Internet Software & Services (15.0%)
10,093	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,390,916
23,432	eBay, Inc. (a)	727,329
39,222	Facebook, Inc. (a)(c)(d)	862,884
2,850	Google, Inc. (Class A) (a)	1,670,699
18,800	Tencent Holdings Ltd. (Cayman Islands) (b)	458,003

		5,109,831

	Life Sciences Tools & Services (3.2%)
15,631	Illumina, Inc. (a)	1,095,264

	Media (1.8%)
11,275	Naspers Ltd. (Class N) (South Africa)	606,667

	Metals & Mining (5.4%)
791,409	Lynas Corp. Ltd. (Australia) (a)	1,841,838

	Oil, Gas & Consumable Fuels (4.7%)
10,913	Range Resources Corp.	637,974
19,550	Ultra Petroleum Corp. (Canada) (a)	962,837

		1,600,811

Morgan Stanley Variable Investment Series — Aggressive Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Professional Services (4.9%)
15,270	CoStar Group, Inc. (a)	$957,123
21,822	Verisk Analytics, Inc. (Class A) (a)	714,889

		1,672,012

	Real Estate Management & Development (3.7%)
39,246	Brookfield Asset Management, Inc. (Class A) (Canada)	1,273,925

	Software (2.5%)
6,421	Salesforce.com, Inc. (a)	857,717

	Total Common Stocks (Cost $22,656,533)	33,375,512

	Convertible Preferred Stock (0.5%)
	Alternative Energy
59,090	Better Place, Inc. (Cost $177,270) (a)(c)(d)	177,270

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (2.1%)
	Investment Company
732	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $731,928)		731,928

	Total Investments (Cost $23,565,731) (f)	100.5%	34,284,710
	Liabilities in Excess of Other Assets	(0.5)	(166,040)

	Net Assets	100.0%	$34,118,670

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Illiquid security. Resale is restricted to qualified institutional investors.

(d)	At March 31, 2011, the Portfolio held fair valued securities valued at $1,040,154, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (64.2%)
	Aerospace & Defense (1.7%)
60,130	Raytheon Co.	$3,058,813

	Capital Markets (1.2%)
14,000	Goldman Sachs Group, Inc. (The)	2,218,580

	Commercial Bank (0.8%)
500,000	Popular, Inc. (Puerto Rico) (a)	1,455,000

	Communications Equipment (1.5%)
163,350	Cisco Systems, Inc.	2,801,453

	Computers & Peripherals (9.9%)
176,000	Dell, Inc. (a)	2,553,760
101,300	Hewlett-Packard Co.	4,150,261
30,270	International Business Machines Corp.	4,936,129
137,700	SanDisk Corp. (a)	6,346,593

		17,986,743

	Diversified Financial Services (6.0%)
1,250,000	Citigroup, Inc. (b)	5,525,000
116,445	JPMorgan Chase & Co.	5,368,114

		10,893,114

	Diversified Telecommunication Services (1.7%)
73,400	CenturyLink, Inc.	3,049,770

	Food Products (2.0%)
103,170	Archer-Daniels-Midland Co.	3,715,152

	Hotels, Restaurants & Leisure (1.9%)
46,850	McDonald’s Corp.	3,564,817

	Industrial Conglomerates (2.7%)
247,010	General Electric Co.	4,952,550

	Information Technology Services (2.5%)
87,900	Automatic Data Processing, Inc.	4,510,149

	Insurance (3.6%)
108,145	Chubb Corp.	6,630,370

	Internet Software & Services (1.5%)
90,000	eBay, Inc. (a)	2,793,600

	Machinery (1.9%)
31,345	Caterpillar, Inc.	3,490,266

	Metals & Mining (6.4%)
112,060	Freeport-McMoRan Copper & Gold, Inc.	6,224,933
100,000	United States Steel Corp.	5,394,000

		11,618,933

	Oil, Gas & Consumable Fuels (4.9%)
39,605	Chevron Corp.	4,254,765
57,900	ConocoPhillips	4,623,894

		8,878,659

	Pharmaceuticals (2.5%)
173,180	Bristol-Myers Squibb Co.	4,577,147

	Real Estate Investment Trusts (REITs) (2.2%)
90,825	Plum Creek Timber Co., Inc.	3,960,878

	Semiconductors & Semiconductor Equipment (2.0%)
183,805	Intel Corp.	3,707,347

	Software (2.0%)
147,385	Microsoft Corp.	3,737,684

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Specialty Retail (1.1%)
51,935	Home Depot, Inc.	$1,924,711

	Wireless Telecommunication Services (4.2%)
1,650,000	Sprint Nextel Corp. (a)	7,656,000

	Total Common Stocks (Cost $105,306,130)	117,181,736

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE

	Corporate Bonds (8.1%)
	Advertising Services (0.1%)
$100	WPP Finance (United Kingdom)	8.00	%	09/15/14	116,651

	Aerospace & Defense (0.1%)
20	Bombardier, Inc. (144A) (Canada) (c)	7.50		03/15/18	21,700
40	Bombardier, Inc. (144A) (Canada) (c)	7.75		03/15/20	43,650
74	Systems 2001 Asset Trust (144A) (Cayman Islands) (c)	6.664		09/15/13	78,965

					144,315

	Agricultural Chemicals (0.0%)
50	CF Industries, Inc.	6.875		05/01/18	56,250

	Agricultural Operations (0.0%)
45	Bunge Ltd. Finance Corp.	8.50		06/15/19	53,517

	Airlines (0.1%)
132	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10		04/02/21	131,414

	Auto — Cars/Light Trucks (0.1%)
60	Daimler Finance North America LLC	7.30		01/15/12	63,035
35	Nissan Motor Acceptance Corp. (144A) (c)	4.50		01/30/15	36,615

					99,650

	Beverages — Wine/Spirits (0.0%)
25	Constellation Brands, Inc.	7.25		09/01/16	27,156

	Building Product — Cement/Aggregation (0.1%)
75	CRH America, Inc.	6.00		09/30/16	80,939

30	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (c)	6.00		12/30/19	31,495
55	Lafarge SA (144A) (France) (c)	5.50		07/09/15	56,836

					169,270

	Building Societies (0.1%)
170	Nationwide Building Society (144A) (United Kingdom) (c)	6.25		02/25/20	177,171

	Cable/Satellite TV (0.1%)
15	COX Communications, Inc. (144A) (c)	8.375		03/01/39	19,100
50	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60		02/15/21	48,839
30	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875		10/01/19	32,490
30	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625		05/15/16	33,110
40	DISH DBS Corp.	7.125		02/01/16	42,900

					176,439

	Capital Markets (0.3%)
305	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	331,146
80	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	80,939
60	Goldman Sachs Group, Inc. (The)	7.50		02/15/19	69,801
50	Macquarie Bank Ltd. (144A) (Australia) (c)	6.625		04/07/21	49,903
55	Macquarie Group Ltd. (144A) (Australia) (c)	6.00		01/14/20	55,445

					587,234

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Casino Gaming (0.1%)
$100	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	%	08/15/20	$106,500

	Chemicals (0.1%)
110	Mosaic Co. (The) (144A) (c)	7.625		12/01/16	118,819

	Commercial Banks (0.9%)
100	Australia & New Zealand Banking Group Ltd. (144A) (Australia) (c)	4.875		01/12/21	101,125
175	Barclays Bank PLC (United Kingdom)	6.75		05/22/19	197,961
160	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (144A) (Netherlands) (c)	4.75		01/15/20	165,457
100	Credit Agricole SA (144A) (France) (c)	3.50		04/13/15	100,537
25	Credit Suisse (Switzerland)	6.00		02/15/18	26,590
240	Credit Suisse AG (Switzerland)	5.40		01/14/20	242,815
130	HBOS PLC (144A) (United Kingdom) (c)	6.75		05/21/18	127,410
100	HSBC Bank PLC (144A) (United Kingdom) (c)	3.50		06/28/15	101,397
50	Regions Financial Corp.	5.75		06/15/15	50,985
100	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875		03/16/15	104,030
100	Standard Chartered Bank (144A) (United Kingdom) (c)	6.40		09/26/17	108,516
100	Svenska Handelsbanken AB (144A) (Sweden) (c)	5.125		03/30/20	104,962
235	Wells Fargo & Co.	5.625		12/11/17	257,031

					1,688,816

	Commercial Service — Finance (0.1%)
90	Verisk Analytics, Inc.	5.80		05/01/21	90,584

	Commercial Services & Supplies (0.0%)
80	Waste Management, Inc.	6.125		11/30/39	83,318

	Computers & Peripherals (0.1%)
100	International Business Machines Corp.	7.625		10/15/18	125,338

	Consulting Services (0.0%)
50	SAIC, Inc. (144A) (c)	5.95		12/01/40	51,812

	Distribution/Wholesale (0.0%)
45	Ingram Micro, Inc.	5.25		09/01/17	45,811

	Diversified Financial Services (0.7%)
135	Bank of America Corp. (Series L)	5.65		05/01/18	141,291
30	Bank of America Corp.	5.75		12/01/17	31,652
70	BNP Paribas (France)	5.00		01/15/21	70,790
110	Citigroup, Inc. (b)	5.875		05/29/37	107,690
160	Citigroup, Inc. (b)	6.125		11/21/17	174,584
70	Citigroup, Inc. (b)	6.125		05/15/18	76,461
60	General Electric Capital Corp.	5.30		02/11/21	61,056
160	General Electric Capital Corp.	5.625		05/01/18	173,233
270	General Electric Capital Corp. (Series G)	6.00		08/07/19	295,264
90	HSBC Holdings PLC (United Kingdom)	5.10		04/05/21	90,638
15	JPMorgan Chase & Co.	4.95		03/25/20	15,277

					1,237,936

	Diversified Manufactured Operation (0.1%)
90	Cooper US, Inc.	5.25		11/15/12	95,776

	Diversified Minerals (0.2%)
100	Anglo American Capital PLC (144A) (United Kingdom) (c)	9.375		04/08/19	133,442
70	Rio Tinto Finance USA Ltd. (Australia)	9.00		05/01/19	92,129
60	Vale Overseas Ltd. (Cayman Islands)	5.625		09/15/19	63,133
15	Vale Overseas Ltd. (Cayman Islands)	6.875		11/10/39	16,108

					304,812

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Diversified Telecommunication Services (0.1%)
$95	AT&T, Inc.	6.15	%	09/15/34	$94,961
35	Verizon Communications, Inc.	4.60		04/01/21	34,919
55	Verizon Communications, Inc.	8.95		03/01/39	75,201

					205,081

	E-Commerce/Services (0.0%)
55	Expedia, Inc.	5.95		08/15/20	55,756

	Electric — Integrated (0.3%)
120	CMS Energy Corp.	6.25		02/01/20	125,926
50	EDF SA (144A) (France) (c)	4.60		01/27/20	51,055
125	Enel Finance International N.V. (144A) (Luxembourg) (c)	5.125		10/07/19	126,253
150	Exelon Generation Co. LLC	5.20		10/01/19	152,271
75	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (c)	5.00		09/11/19	73,090
75	Ohio Power Co. (Series M)	5.375		10/01/21	79,928

					608,523

	Electric Utilities (0.1%)
140	FirstEnergy Solutions Corp.	6.05		08/15/21	145,348

	Electronic Equipment, Instruments & Components (0.0%)
20	Corning, Inc.	7.25		08/15/36	22,904

	Electronics — Military (0.0%)
75	L-3 Communications Corp.	4.95		02/15/21	75,584

	Energy Equipment & Services (0.1%)
85	Weatherford International Ltd. (Bermuda)	9.625		03/01/19	108,412

	Finance — Consumer Loans (0.0%)
60	SLM Corp. (Series A)	5.00		10/01/13	62,141

	Finance — Credit Card (0.1%)
110	American Express Credit Corp. (Series C)	7.30		08/20/13	123,066

	Finance — Investment Banker/Broker (0.3%)
60	Bear Stearns Cos. LLC (The)	6.40		10/02/17	67,493
170	Bear Stearns Cos. LLC (The)	7.25		02/01/18	198,345
225	Merrill Lynch & Co., Inc. (MTN)	6.875		04/25/18	250,259
105	TD Ameritrade Holding Corp.	5.60		12/01/19	111,304

					627,401

	Finance — Other Services (0.0%)
80	NASDAQ OMX Group, Inc. (The)	5.55		01/15/20	78,475

	Food — Baking (0.1%)
100	Grupo Bimbo SAB de CV (144A) (Mexico) (c)	4.875		06/30/20	100,721

	Food — Miscellaneous/Diversified (0.1%)
30	ConAgra Foods, Inc.	7.00		10/01/28	32,323
55	ConAgra Foods, Inc.	8.25		09/15/30	65,775

					98,098

	Food — Retail (0.0%)
21	Delhaize Group SA (Belgium) (c)	5.70		10/01/40	19,256
65	Woolworths Ltd. (144A) (Australia) (c)	4.00		09/22/20	62,911

					82,167

	Food Products (0.1%)
180	Kraft Foods, Inc.	7.00		08/11/37	203,013

	Health Care Equipment & Supplies (0.0%)
55	Boston Scientific Corp.	6.00		01/15/20	57,728

	Health Care Providers & Services (0.1%)
60	Medco Health Solutions, Inc.	7.125		03/15/18	70,071
115	UnitedHealth Group, Inc.	6.625		11/15/37	125,052

					195,123

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Hotels & Motels (0.1%)
$40	Hyatt Hotels Corp. (144A) (c)	6.875	%	08/15/19	$42,882
75	Wyndham Worldwide Corp.	5.625		03/01/21	74,434

					117,316

	Independent Power Producer (0.0%)
45	NRG Energy, Inc.	8.50		06/15/19	47,588

	Insurance (0.1%)
50	Principal Financial Group, Inc.	8.875		05/15/19	63,649
40	Prudential Financial, Inc. (MTN)	6.625		12/01/37	43,611

					107,260

	Insurance Brokers (0.0%)
80	Willis Group Holdings PLC (Ireland)	4.125		03/15/16	79,676

	Life/Health Insurance (0.1%)
50	Nationwide Financial Services (144A) (c)	5.375		03/25/21	49,620
75	Pacific LifeCorp (144A) (c)	6.00		02/10/20	80,001

					129,621

	Media (0.3%)
50	CBS Corp.	8.875		05/15/19	62,880
50	Comcast Corp.	5.15		03/01/20	52,141
45	Comcast Corp.	5.70		05/15/18	49,056
15	Comcast Corp.	6.45		03/15/37	15,415
45	Time Warner Cable, Inc.	6.75		06/15/39	47,202
65	Time Warner Cable, Inc.	8.75		02/14/19	81,158
25	Time Warner, Inc.	4.875		03/15/20	25,538
40	Time Warner, Inc.	5.875		11/15/16	44,679
25	Time Warner, Inc.	7.70		05/01/32	29,235
80	Viacom, Inc.	6.875		04/30/36	87,873

					495,177

	Medical — Biomedical/Genetics (0.1%)
55	Genzyme Corp.	3.625		06/15/15	57,192
95	Gilead Sciences, Inc.	4.50		04/01/21	94,058

					151,250

	Medical Labs & Testing Services (0.1%)
115	Quest Diagnostics, Inc.	6.95		07/01/37	126,651

	Metal — Copper (0.0%)
20	Southern Copper Corp.	5.375		04/16/20	20,430
30	Southern Copper Corp.	6.75		04/16/40	30,305

					50,735

	Metals & Mining (0.1%)
15	ArcelorMittal (Luxembourg)	7.00		10/15/39	15,086
50	ArcelorMittal (Luxembourg)	9.85		06/01/19	63,532
30	Freeport-McMoRan Copper & Gold, Inc.	8.375		04/01/17	33,114

					111,732

	Money Center Banks (0.0%)
70	Lloyds TSB Bank PLC (United Kingdom)	6.375		01/21/21	73,080

	Mortgage Bank (0.1%)
100	Abbey National Treasury Services PLC (144A) (United Kingdom) (c)	3.875		11/10/14	99,961

	Multi-line Insurance (0.3%)
75	Aegon N.V. (Netherlands)	4.625		12/01/15	77,950
50	American International Group, Inc.	6.40		12/15/20	53,462
95	CNA Financial Corp.	5.75		08/15/21	97,452
140	Farmers Exchange Capital (144A) (c)	7.05		07/15/28	140,720
75	Genworth Financial, Inc.	7.20		02/15/21	74,615

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$60	Hartford Financial Services Group, Inc.	5.50	%	03/30/20	$61,128

					505,327

	Multiline Retail (0.0%)
25	JC Penney Co., Inc.	5.65		06/01/20	24,219
49	JC Penney Corp., Inc.	6.375		10/15/36	44,406

					68,625

	Multimedia (0.1%)
65	NBC Universal Media LLC (144A) (c)	5.15		04/30/20	67,113
100	News America, Inc.	7.85		03/01/39	118,507
45	Vivendi SA (144A) (France) (c)	6.625		04/04/18	50,460

					236,080

	Oil Companies — Exploration & Production (0.1%)
45	Anadarko Petroleum Corp.	6.95		06/15/19	50,595
35	EQT Corp.	8.125		06/01/19	41,785
100	Gazprom Via Gaz Capital SA (144A) (Luxembourg) (c)	6.51		03/07/22	106,750
45	QEP Resources, Inc.	6.875		03/01/21	47,475

					246,605

	Oil Company — Integrated (0.1%)
35	Marathon Petroleum Corp. (144A) (c)	5.125		03/01/21	35,347
80	Petrobras International Finance Co. (Cayman Islands)	5.75		01/20/20	82,931

					118,278

	Oil, Gas & Consumable Fuels (0.0%)
75	Hess Corp.	6.00		01/15/40	76,077

	Paper & Related Products (0.0%)
35	Georgia-Pacific LLC	7.75		11/15/29	38,631
35	Georgia-Pacific LLC	8.875		05/15/31	42,438

					81,069

	Pipelines (0.4%)
75	Energy Transfer Partners LP	8.50		04/15/14	87,698
35	Enterprise Products Operating LLC	5.25		01/31/20	36,387
90	Enterprise Products Operating LLC (Series N)	6.50		01/31/19	102,451
50	Kinder Morgan Energy Partners LP	5.95		02/15/18	55,134
135	Kinder Morgan Finance Co. ULC (Canada)	5.70		01/05/16	142,256
60	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	65,121
60	Plains All American Pipeline LP/PAA Finance Corp.	8.75		05/01/19	75,177
50	Spectra Energy Capital LLC	7.50		09/15/38	58,819
55	Texas Eastern Transmission LP	7.00		07/15/32	64,460

					687,503

	Property Trust (0.0%)
60	Dexus Diversfied Trust/Dexus Office Trust (144A) (Australia) (c)	5.60		03/15/21	59,328

	Real Estate Management & Development (0.0%)
45	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	46,726

	Reinsurance (0.1%)
60	Platinum Underwriters Finance, Inc. (Series B)	7.50		06/01/17	64,267
60	Reinsurance Group of America, Inc.	6.45		11/15/19	64,760

					129,027

	REIT — Diversified (0.1%)
115	Digital Realty Trust LP	4.50		07/15/15	118,231

	REIT — Health Care (0.1%)
30	HCP, Inc.	5.375		02/01/21	30,354
60	Health Care, Inc.	6.125		04/15/20	63,571

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$60	Healthcare Realty Trust, Inc.	5.75	%	01/15/21	$61,648

					155,573

	REIT — Office Property (0.1%)
75	Brandywine Operating Partnership	4.95		04/15/18	74,251
80	Wells Operating Partnership II LP (144A) (c)	5.875		04/01/18	79,543

					153,794

	Retail — Automobile (0.0%)
40	AutoNation, Inc.	6.75		04/15/18	42,050

	Retail — Consumer Electronics (0.1%)
90	Best Buy Co., Inc.	3.75		03/15/16	88,938

	Retail — Discount (0.0%)
40	Wal-Mart Stores, Inc.	5.25		09/01/35	39,235

	Retail — Drug Store (0.1%)
147	CVS Pass-Through Trust	6.036		12/10/28	152,273

	Retail — Mail Order (0.0%)
70	QVC, Inc. (144A) (c)	7.125		04/15/17	73,850

	Retail — Restaurants (0.0%)
5	Yum! Brands, Inc.	6.875		11/15/37	5,588

	Semiconductor Equipment (0.0%)
45	KLA-Tencor Corp.	6.90		05/01/18	49,699

	Special Purpose Entity (0.1%)
190	AIG SunAmerica Global Financing VI (144A) (c)	6.30		05/10/11	191,095
45	Harley-Davidson Funding Corp. (144A) (c)	6.80		06/15/18	49,472

					240,567

	Specialty Retail (0.1%)
90	Home Depot, Inc.	5.875		12/16/36	89,754

	Super-Regional Banks — U.S. — FDIC Guaranteed (0.1%)
155	Capital One Financial Corp.	6.75		09/15/17	178,522
40	Fifth Third Bancorp	3.625		01/25/16	40,008
25	Wells Fargo & Co.	3.676		06/15/16	25,177

					243,707

	Telecommunication Services (0.1%)
50	Qwest Corp.	6.50		06/01/17	55,438
40	Qwest Corp.	6.875		09/15/33	40,250
45	Qwest Corp.	8.375		05/01/16	53,775
100	Sable International Finance Ltd. (144A) (Cayman Islands) (c)	7.75		02/15/17	105,500

					254,963

	Telephone — Integrated (0.2%)
45	Deutsche Telekom International Finance BV (Netherlands)	8.75		06/15/30	59,154
70	Frontier Communications Corp.	8.50		04/15/20	76,213
30	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	32,669
75	Telecom Italia Capital SA (Luxembourg)	7.175		06/18/19	82,113
95	Telefonica Europe BV (Netherlands)	8.25		09/15/30	115,074

					365,223

	Therapeutics (0.0%)
60	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (c)	7.75		09/15/18	63,150

	Tobacco (0.1%)
50	Altria Group, Inc.	4.125		09/11/15	52,033
60	Altria Group, Inc.	9.25		08/06/19	78,425
50	BAT International Finance PLC (144A) (United Kingdom) (c)	9.50		11/15/18	66,227

					196,685

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON			MATURITY
THOUSANDS			RATE			DATE	VALUE

		Transport — Rail (0.1%)
	$60	Norfolk Southern Corp.	7.25		%	02/15/31	$73,478
	40	Union Pacific Corp.	6.125			02/15/20	45,991

							119,469

		Total Corporate Bonds (Cost $14,122,265)					14,835,571

		Foreign Government Obligations (0.3%)
	230	Brazilian Government International Bond (Brazil)	6.00			01/17/17	258,980
EUR	95	Ireland Government Bond (Ireland)	5.40			03/13/25	91,008
	$25	Peruvian Government International Bond (Peru)	7.125			03/30/19	29,625
	105	Republic of Italy (Italy)	6.875			09/27/23	118,272

		Total Foreign Government Obligations (Cost $477,451)					497,885

		U.S. Government Agencies & Obligations (10.6%)
		Commercial Bank (0.1%)
	200	KeyBank NA	3.20			06/15/12	206,609

		Diversified Financial Services (1.6%)
	200	Ally Financial, Inc.	2.20			12/19/12	204,987
	1,200	Citigroup Funding, Inc. (b)	2.25			12/10/12	1,230,779
	300	General Electric Capital Corp.	2.20			06/08/12	306,272
	1,200	General Electric Capital Corp. (Series G)	2.625			12/28/12	1,239,065

							2,981,103

		Finance — Consumer Loans (0.6%)
	1,000	John Deere Capital Corp.	2.875			06/19/12	1,029,281

		U.S. Government Agencies (1.1%)
		Federal Home Loan Mortgage Corporation
	150		3.75			03/27/19	154,887
	400		4.875			06/13/18	445,441
	250		6.75			03/15/31	319,583
		Federal National Mortgage Association
	350		4.125			04/15/14	377,787
	700		4.375			10/15/15	764,476

							2,062,174

		U.S. Government Obligations (7.2%)
		U.S. Treasury Bonds
	870		3.50			02/15/39	729,577
	960		4.375			11/15/39	939,300
	270		4.625			02/15/40	275,358
	1,320		6.875			08/15/25	1,737,656
	1,090		7.50			11/15/24	1,504,370
		U.S. Treasury Notes
	2,130		1.25			08/31/15	2,064,769
	3,700		1.75			04/15/13–07/31/15	3,722,394
	815		2.25			01/31/15	831,936
	800		2.375			08/31/14	823,625
	485		2.75			02/15/19	473,974

							13,102,959

		Total U.S. Government Agencies & Obligations (Cost $19,584,507)					19,382,126

		Asset-Backed Securities (0.2%)
	100	Ally Master Owner Trust 2011-1 A1	1.125	(d)		01/15/16	100,410
	34	Brazos Student Finance Corp. 2010-1 A1	1.208	(d)		06/25/35	34,327
	175	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (c)	1.955	(d)		02/15/17	182,026
	100	GE Dealer Floorplan Master Note Trust 2009-2A A (144A) (c)	1.804	(d)		10/20/14	101,378

		Total Asset-Backed Securities (Cost $409,423)					418,141

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	U.S. Government Agencies — Mortgage-Backed Securities (0.0%)
	Federal Home Loan Mortgage Corporation (PC) Gold (0.0%)
$2		6.50	%	05/01/29–12/01/31	$2,859

	Federal National Mortgage Association (0.0%)
1		6.50		11/01/29	1,492

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $3,995)				4,351

	Municipal Bonds (0.3%)
	Airport (0.0%)
30	City of Chicago O’Hare Int’l Airport (Series B)	6.395		01/01/40	28,910

	General Obligation (0.2%)
75	Chicago Transit Authority (Series B)	6.20		12/01/40	66,836
70	City of New York (Series G-1)	5.968		03/01/36	70,131
65	New York City Transitional Finance Authority	5.267		05/01/27	66,899
45	State of California — Various Purpose	5.95		04/01/16	48,059
30	State of California — Various Purpose	6.65		03/01/22	32,519

					284,444

	Power Conversion/Supply Equipment (0.1%)
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	47,746
95	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	89,774

					137,520

	Transportation (0.0%)
85	Illinois State Toll Highway Authority 2009 (Series A)	6.184		01/01/34	82,509

	Total Municipal Bonds (Cost $547,369)				533,383

NUMBER OF
SHARES

	Investment Trusts/Mutual Funds (6.7%)
243,400	iPATH S&P 500 VIX Short-Term Futures ETN (ETF) (a)	7,146,224
49,000	iShares Barclays Aggregate Bond Fund (ETF)	5,151,370

	Total Investment Trusts/Mutual Funds (Cost $14,316,442)	12,297,594

PRINCIPAL
AMOUNT IN
THOUSANDS

Short-Term Investments (9.5%)
U.S. Government Obligation (e)(f) (0.3%)
$450	U.S. Treasury Bill (Cost $449,946)	0.162	04/28/11	449,946

NUMBER OF
SHARES (000)

	Investment Company (g) (9.2%)
16,770	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $16,769,845)		16,769,845

	Total Short-Term Investments (Cost $17,219,791)		17,219,791

	Total Investments (Cost $171,987,373) (h)(i)	99.9%	182,370,578
	Other Assets in Excess of Liabilities	0.1	106,614

	Net Assets	100.0%	$182,477,192

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

ETF	Exchange Traded Fund.

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

PC	Participation Certificate.

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

(b)	For the three months ended March 31, 2011, the cost of purchases and proceeds from sales of Citigroup, Inc., Common Stock and Corporate Bonds, and its affiliated broker/dealers which are affiliates of the Investment Advisor, Administrator and Distributor, was $3,667,730 and $113,161, respectively, including net realized gains of $10,332.

(c)	Resale is restricted to qualified institutional investors.

(d)	Floating rate security. Rate shown is the rate in effect at March 31, 2011.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(g)	The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

(h)	Securities have been designated as collateral in connection with open futures, foreign currency exchange and swap contracts.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at March 31, 2011:

	CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
COUNTERPARTY	TO DELIVER		FOR	DATE	DEPRECIATION

UBS AG London	EUR	76,773	$106,480	04/18/2011	$(2,290)

Currency Abbreviation:

EUR	Euro.

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Futures Contracts Open at March 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

22	Long	U.S. Treasury Notes 5 Year, June 2011	$2,569,359	$1,177
2	Long	U.S. Treasury Notes 2 Year, June 2011	436,250	161
1	Short	Euro-Bund, June 2011	(171,877)	310
8	Short	U.S. Treasury Notes 10 Year, June 2011	(952,250)	4,639
13	Short	U.S. Treasury Bonds 30 Year, June 2011	(1,562,437)	(10,082)

		Net Unrealized Depreciation		$(3,795)

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Interest Rate Swap Agreements Open at March 31, 2011:

	NOTIONAL						UNREALIZED
	AMOUNT		FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)		INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A.		$275	3 Month LIBOR	Receive	4.058%	12/09/40	$10,483
Bank of America, N.A***		1,140	3 Month LIBOR	Pay	4.795	12/09/20	(4,400)
Barclays Bank ***	SEK	10,278	3 Month STIBOR	Receive	3.106	06/22/12	197
Barclays Bank ***		21,016	3 Month STIBOR	Pay	3.832	03/22/15	(2,863)
Barclays Bank ***		10,862	3 Month STIBOR	Receive	3.927	03/22/21	8,458
Credit Suisse Group		$3,690	3 Month LIBOR	Receive	0.80	10/28/13	45,092
Credit Suisse Group	CAD	1,185	3 Month CDOR	Receive	2.18	09/08/15	35,819
Credit Suisse Group		854	3 Month CDOR	Receive	2.208	09/08/15	24,780
Credit Suisse Group		$1,545	3 Month LIBOR	Pay	2.098	10/28/17	(77,868)
Credit Suisse Group***	CAD	1,388	3 Month CDOR	Pay	4.065	09/08/20	(33,027)
Credit Suisse Group***		1,000	3 Month CDOR	Pay	4.123	09/08/20	(21,471)
Deutsche Bank AG ***	SEK	2,355	3 Month STIBOR	Receive	3.04	06/17/12	231
Deutsche Bank AG ***		4,820	3 Month STIBOR	Pay	3.78	03/17/15	(1,339)
Deutsche Bank AG ***		2,500	3 Month STIBOR	Receive	3.83	03/17/21	3,358
Goldman Sachs	GBP	280	6 Month LIBOR	Receive	4.18	03/04/41	(3,363)
Goldman Sachs		1,210	6 Month LIBOR	Pay	4.895	03/04/21	4,193
UBS AG		$270	3 Month LIBOR	Receive	4.00	12/07/40	12,960
UBS AG		1,140	3 Month LIBOR	Pay	4.65	12/07/20	(10,887)

			Net Unrealized Depreciation				$(9,647)

CDOR	Canadian Dealer Offered Rate.

LIBOR	London Interbank Offered Rate.

STIBOR	Stockholm Interbank Offered Rate.

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Currency Abbreviations:

CAD	Canadian Dollar.

GBP	British Pound.

SEK	Swedish Krona.

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued
Zero Coupon Swap Contracts Open at March 31, 2011:

	NOTIONAL				UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	DATE	(DEPRECIATION)

Barclays Bank PLC^	$710	3 Month LIBOR	Receive	11/15/19	$(82,307)
Barclays Bank PLC^^	710	3 Month LIBOR	Pay	11/15/19	7,434
JPMorgan Chase Bank N.A. New York^	735	3 Month LIBOR	Receive	11/15/19	(79,298)
JPMorgan Chase Bank N.A. New York^	1,330	3 Month LIBOR	Receive	11/15/21	(133,508)

		Net Unrealized Depreciation			$(287,679)

LIBOR	London Interbank Offered Rate.

^	Portfolio will make payments of $275,331, $279,388 and $589,387, respectively, on the termination date.

^^	Portfolio will receive payment of $194,966 on termination date.

Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Variable Investment Series — Money Market Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Short-Term Investments:
Repurchase Agreements	$47,897,000	—	$47,897,000	—
Commercial Paper	34,485,622	—	34,485,622	—
Floating Rate Notes — Corporate	22,000,000	—	22,000,000	—
Certificates of Deposit	17,500,000	—	17,500,000	—

Total	$121,882,622	—	$121,882,622	—

Morgan Stanley Variable Investment Series — Limited Duration Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Corporate Bonds	$35,702,843	—	$35,702,843	—
Foreign Government Obligation	1,529,539	—	1,529,539	—
U.S. Government Agencies & Obligations	8,295,431	—	8,295,431	—
Asset-Backed Securities	15,686,072	—	15,686,072	—
U.S. Government Agencies — Mortgage-Backed Securities	1,174,492	—	1,174,492	—
Municipal Bond	300,045	—	300,045	—
Collateralized Mortgage Obligation	389,282	—	389,282	—
Commercial Mortgage-Backed Securities	678,960	—	678,960	—
Short-Term Investments
U.S. Government Obligation	799,904	—	799,904	—
Investment Company	709,326	$709,326	—	—

Total Short-Term Investments	1,509,230	709,326	799,904	—

Futures	2,294	2,294	—	—
Interest Rate Swaps	100,472	—	100,472	—
Zero Coupon Swaps	16,647	—	16,647	—

Total	$65,385,307	$711,620	$64,673,687	—

Liabilities:
Futures	$(4,355)	$(4,355)	—	—
Interest Rate Swaps	(151,135)	—	$(151,135)	—
Zero Coupon Swaps	(564,106)	—	(564,106)	—

Total	$(719,596)	$(4,355)	$(715,241)	—

Morgan Stanley Variable Investment Series — Income Plus Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Corporate Bonds	$200,829,713	—	$200,829,713	—
Convertible Bonds	10,684,756	—	10,684,756	—
Foreign Government Obligations	1,978,718	—	1,978,718	—
U.S. Government Agency — Mortgage-Backed Security	1,601	—	1,601	—
Municipal Bond	640,782	—	640,782	—
Preferred Stock	579,487	—	579,487	—
Convertible Preferred Stock	353,847	$353,847	—	—
Short-Term Investments
U.S. Government Obligations	584,938	—	584,938	—
Investment Company	4,987,234	4,987,234	—	—

Total Short-Term Investments	5,572,172	4,987,234	584,938	—

Futures	90,947	90,947	—	—
Interest Rate Swaps	402,188	—	402,188	—

Total	$221,134,211	$5,432,028	$215,702,183	—

Liabilities:
Futures	$(146,311)	$(146,311)	—	—
Credit Default Swaps	(25,648)	—	$(25,648)	—
Interest Rate Swaps	(546,388)	—	(546,388)	—

Total	$(718,347)	$(146,311)	$(572,036)	—

Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Airports	$3,221,342	$3,221,342	—	—
Communications	12,294,495	12,294,495	—	—
Diversified	3,805,793	3,805,793	—	—
Oil & Gas Storage & Transportation	29,596,503	29,596,503	—	—
Ports	1,361,586	1,361,586	—	—
Toll Roads	7,123,575	7,123,575	—	—
Transmission & Distribution	16,661,254	16,661,254	—	—
Water	4,126,755	4,126,755	—	—

Total Common Stocks	78,191,303	78,191,303	—	—

Short-Term Investment — Investment Company	507,952	507,952	—	—

Total	$78,699,255	$78,699,255	—	—

Morgan Stanley Variable Investment Series — European Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKETS FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$1,286,528	$1,286,528	—	—
Auto Components	1,228,969	1,228,969	—	—
Automobiles	1,879,707	1,879,707	—	—
Chemicals	1,374,616	1,374,616	—	—
Commercial Banks	9,614,975	9,614,975	—	—
Diversified Telecommunication Services	1,384,952	1,384,952	—	—
Electrical Equipment	1,857,317	1,857,317	—	—
Food & Staples Retailing	2,335,709	2,335,709	—	—
Food Products	3,025,727	3,025,727	—	—
Health Care Providers & Services	1,413,033	1,413,033	—	—
Hotels, Restaurants & Leisure	1,030,878	1,030,878	—	—
Household Products	1,375,243	1,375,243	—	—
Industrial Conglomerates	2,688,368	2,688,368	—	—
Insurance	4,305,005	4,305,005	—	—
Machinery	2,997,520	2,997,520	—	—
Media	1,244,029	1,244,029	—	—
Metals & Mining	3,878,695	3,878,695	—	—
Multi-Utilities	1,559,774	1,559,774	—	—
Oil, Gas & Consumable Fuels	10,173,935	10,173,935	—	—
Pharmaceuticals	7,915,297	7,915,297	—	—
Professional Services	1,315,865	1,315,865	—	—
Specialty Retail	1,104,111	1,104,111	—	—
Tobacco	3,531,657	3,531,657	—	—
Wireless Telecommunication Services	2,877,644	2,877,644	—	—

Total Common Stocks	71,399,554	71,399,554	—	—

Short-Term Investments
Repurchase Agreements	171,249	—	$171,249	—
Investment Company	1,867,359	1,867,359	—	—

Total Short-Term Investments	2,038,608	1,867,359	171,249	—

Foreign Currency Exchange Contracts Open	148,624	—	148,624	—

Total	$73,586,786	$73,266,913	$319,873	—

Liabilities:
Foreign Currency Exchange Contracts Open	$(14,276)	—	$(14,276)	—

Morgan Stanley Variable Investment Series — Multi Cap Growth Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$5,615,379	$5,615,379	—	—
Capital Markets	6,896,371	6,896,371	—	—
Chemicals	8,252,742	8,252,742	—	—
Commercial Services & Supplies	10,493,013	10,493,013	—	—
Communications Equipment	10,209,743	10,209,743	—	—
Computers & Peripherals	20,604,894	20,604,894	—	—
Distributors	7,162,042	7,162,042	—	—
Diversified Financial Services	20,993,446	20,993,446	—	—
Food Products	6,303,827	6,303,827	—	—
Health Care Equipment & Supplies	6,918,628	6,918,628	—	—
Health Care Technology	6,782,452	6,782,452	—	—
Hotels, Restaurants & Leisure	21,447,585	21,447,585	—	—
Information Technology Services	4,305,698	4,305,698	—	—
Internet & Catalog Retail	28,770,120	28,770,120	—	—
Internet Software & Services	43,399,690	36,185,934	—	$7,213,756
Life Sciences Tools & Services	9,365,626	9,365,626	—	—
Media	5,187,632	5,187,632	—	—
Metals & Mining	15,749,188	15,749,188	—	—
Oil, Gas & Consumable Fuels	13,688,142	13,688,142	—	—
Professional Services	14,296,983	14,296,983	—	—
Real Estate Management & Development	10,893,186	10,893,186	—	—
Software	7,334,210	7,334,210	—	—

Total Common Stocks	284,670,597	277,456,841	—	7,213,756

Convertible Preferred Stock	1,465,815	—	—	1,465,815
Short-Term Investment — Investment Company	2,080,794	2,080,794	—	—

Total	$288,217,206	$279,537,635	—	$8,679,571

Morgan Stanley Variable Investment Series — Aggressive Equity Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$656,684	$656,684	—	—
Capital Markets	806,520	806,520	—	—
Chemicals	965,177	965,177	—	—
Commercial Services & Supplies	1,248,571	1,248,571	—	—
Communications Equipment	1,219,233	1,219,233	—	—
Computers & Peripherals	2,409,880	2,409,880	—	—
Distributors	840,182	840,182	—	—
Diversified Financial Services	2,455,171	2,455,171	—	—
Food Products	737,217	737,217	—	—
Health Care Equipment & Supplies	809,307	809,307	—	—
Health Care Technology	793,205	793,205	—	—
Hotels, Restaurants & Leisure	2,508,229	2,508,229	—	—
Information Technology Services	503,552	503,552	—	—
Internet & Catalog Retail	3,364,519	3,364,519	—	—
Internet Software & Services	5,109,831	4,246,947	—	$862,884
Life Sciences Tools & Services	1,095,264	1,095,264	—	—
Media	606,667	606,667	—	—
Metals & Mining	1,841,838	1,841,838	—	—
Oil, Gas & Consumable Fuels	1,600,811	1,600,811	—	—
Professional Services	1,672,012	1,672,012	—	—
Real Estate Management & Development	1,273,925	1,273,925	—	—
Software	857,717	857,717	—	—

Total Common Stocks	33,375,512	32,512,628	—	862,884

Convertible Preferred Stock	177,270	—	—	177,270
Short-Term Investment — Investment Company	731,928	731,928	—	—

Total	$34,284,710	$33,244,556	—	$1,040,154

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Common Stocks
Aerospace & Defense	$3,058,813	$3,058,813	—	—
Capital Markets	2,218,580	2,218,580	—	—
Commercial Bank	1,455,000	1,455,000	—	—
Communications Equipment	2,801,453	2,801,453	—	—
Computers & Peripherals	17,986,743	17,986,743	—	—
Diversified Financial Services	10,893,114	10,893,114	—	—
Diversified Telecommunication Services	3,049,770	3,049,770	—	—
Food Products	3,715,152	3,715,152	—	—
Hotels, Restaurants & Leisure	3,564,817	3,564,817	—	—
Industrial Conglomerates	4,952,550	4,952,550	—	—
Information Technology Services	4,510,149	4,510,149	—	—
Insurance	6,630,370	6,630,370	—	—
Internet Software & Services	2,793,600	2,793,600	—	—
Machinery	3,490,266	3,490,266	—	—
Metals & Mining	11,618,933	11,618,933	—	—
Oil, Gas & Consumable Fuels	8,878,659	8,878,659	—	—
Pharmaceuticals	4,577,147	4,577,147	—	—
Real Estate Investment Trusts (REITs)	3,960,878	3,960,878	—	—
Semiconductors & Semiconductor Equipment	3,707,347	3,707,347	—	—
Software	3,737,684	3,737,684	—	—
Specialty Retail	1,924,711	1,924,711	—	—
Wireless Telecommunication Services	7,656,000	7,656,000	—	—

Total Common Stocks	117,181,736	117,181,736	—	—

Corporate Bonds	14,835,571	—	$14,835,571	—
Foreign Government Obligations	497,885	—	497,885	—
U.S. Government Agencies & Obligations	19,382,126	—	19,382,126	—
Asset-Backed Securities	418,141	—	418,141	—
U.S. Government Agencies — Mortgage-Backed Securities	4,351	—	4,351	—
Municipal Bonds	533,383	—	533,383	—
Investment Trusts/Mutual Funds	12,297,594	12,297,594	—	—
Short-Term Investments
U.S. Government Obligation	449,946	—	449,946	—
Investment Company	16,769,845	16,769,845	—	—

Total Short-Term Investments	17,219,791	16,769,845	449,946	—

Futures	6,287	6,287	—	—
Interest Rate Swaps	145,571	—	145,571	—
Zero Coupon Swaps	7,434	—	7,434	—

Total	$182,529,870	$146,255,462	$36,274,408	—

Liabilities:
Foreign Currency Exchange Contracts	$(2,290)	—	$(2,290)	—
Futures	(10,082)	$(10,082)	—	—

Morgan Stanley Variable Investment Series — Strategist Portfolio
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Interest Rate Swaps	$(155,218)	—	$(155,218)	—
Zero Coupon Swaps	(295,113)	—	(295,113)	—

Total	$(462,703)	$(10,082)	$(452,621)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, securities with a total value of $166,972 transferred from Level 2 to Level 1 in the Global Infrastructure Portfolio. At December 31, 2010, the fair market value of a security was adjusted due to a halt on trading of that security which resulted in its Level 2 classification.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Multi Cap Growth		Aggressive Equity
	Common	Convertible Preferred		Convertible Preferred
	Stock	Stock	Common Stock	Stock
Beginning Balance	$5,231,372	$1,465,815	—	$177,270
Purchases	1,334,854	—	$862,949	—
Sales	—	—	—	—
Amortization of discount	—	—	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized appreciation/depreciation	647,530	—	(65)	—
Realized gains (losses)	—	—	—	—

Ending Balance	$7,213,756	$1,465,815	$862,884	$177,270

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2011	$647,530	—	$(65)	$—

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Variable Investment Series
/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011